UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

1

AUGUST 31, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

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at **franklintempleton.com/edelivery**

TAX-FREE INCOME

FRANKLIN TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

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Semiannual Report

Municipal Bond Market Overview

For the six-month period ended August 31, 2012, the municipal bond market produced solid returns. During this period, the Barclays Municipal Bond Index, which tracks investment-grade municipal securities, returned +2.94%.1 In comparison, the Barclays U.S. Treasury Bond Index returned +2.70%.1 The tax-exempt nature of most municipal bond coupon payments included in the Barclays Municipal Bond Index further enhanced the relative strength of municipal bond performance for the six months under review.

In an August 1, 2012, news release, the Federal Open Market Committee (FOMC) cited continued elevated unemployment levels, slowing increases to consumer spending and sluggish home prices as reasons to maintain its commitment toward a highly accommodative monetary policy. Beyond keeping the federal funds target rate extremely low, the FOMC stated its intention to continue using unconventional monetary easing tools, commonly referred to as quantitative easing. The FOMC’s current quantitative easing program of buying long-term Treasury bonds and selling short-term Treasury bills and notes was originally scheduled to end in June 2012. However, the FOMC extended the program through the remainder of 2012, which benefited the U.S. Treasury market and the municipal bond market.

Federal Reserve Board Chairman Ben Bernanke spoke on August 31, 2012, about state and local government austerity measures as a headwind to the pace of economic growth, adding that state and local governments made real cuts to spending and employment. Spending cuts included reducing borrowing costs by issuing new debt at a lower rate and refinancing outstanding debt. New issuance increased during the first eight months of 2012 compared with the same period in 2011, albeit from levels that were the lowest for new municipal bond issuance in a decade. Almost half of municipalities’ primary market issuance was for the purpose of refinancing outstanding debt. Year-to-date in 2012, the dollar amount of bonds issued for refinancing doubled from the same period in 2011, but such bonds generally do not affect the total amount of outstanding municipal bonds. In contrast, bonds issued for new projects were more limited, resulting in low net supply of investment opportunities for municipal bond buyers. The scarcity of new bonds drove prices higher during the period.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4 | Semiannual Report

The credit quality of outstanding municipal bonds, as assessed by independent credit rating agency Standard & Poor’s (S&P), increased slightly during the first six months of 2012, as S&P upgrades exceeded downgrades. For the same period, another independent credit rating agency, Moody’s Investors Service, announced more downgrades than upgrades. Many of the downgrades came on the heels of Moody’s massive upgrades in 2010, when it effected a wholesale shift in its municipal rating scale to fit its new global rating scale, which included corporate debt ratings. Subsequently, some of the issues that benefited from the 2010 rating upgrades were adjusted downward as Moody’s reviewed them using the new global rating scale criteria. In addition, the number of defaulted municipal issuers declined in the first half of 2012 compared with the same period in 2011. Despite general economic headwinds, the municipal bond market continued to provide investors with high-quality sources of fixed income opportunities.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis and opinions as of August 31, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Franklin Arizona Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Arizona Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal and Arizona personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.28 on February 29, 2012, to $11.48 on August 31, 2012. The Fund’s Class A shares paid dividends totaling 22.26 cents per share for the

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 75.

Semiannual Report | 7

*Assumes shares were purchased and held for the entire accrual period, which may differ from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

same period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.75% based on an annualization of the 3.75 cent per share August dividend and the maximum offering price of $11.99 on August 31, 2012. An investor in the 2012 maximum combined effective federal and Arizona personal income tax bracket of 37.95% would need to earn a distribution rate of 6.04% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

Arizona’s economy continued to improve during the six months under review. The state still suffered from one of the country’s highest foreclosure rates, but the rate slowed during the period. Arizona’s unemployment rate began the reporting period at 8.7%, fell to 8.2% in April, its lowest level since 2008, and ended the period at 8.3%.3 In comparison, the national rate was 8.1% at period-end.3 The state’s construction sector, which suffered massive losses during the national recession and real estate downturn, added jobs as the real estate market improved. The financial activities sector and trade, transportation and utilities sector also grew during the period. The information and government sectors, however, contracted.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

8 | Semiannual Report

On April 27, 2012, the governor signed Arizona’s budget for fiscal year 2013 into law. In contrast to the sizable deficits that challenged previous budgets, this budget had a surplus resulting from improved tax collections and cuts made to public services and Medicaid during the previous fiscal year. Lawmakers accordingly increased spending on education, public safety and health services. Preliminary projections, however, predicted a budget gap in fiscal year 2014, following the scheduled expiration of a sales tax.

Arizona does not issue general obligation bonds but instead issues appropriation-backed lease debt and revenue bonds. Municipalities, however, may issue general obligation bonds. Arizonans shoulder a net tax-supported debt per capita of $966 or 2.8% of personal income, compared with the national medians of $1,117 and 2.8%.4 In February 2012, independent credit rating agency Moody’s Investors Service assigned the state an issuer rating of Aa3 and changed the outlook to stable from negative.5 The rating reflected Moody’s view of the significant improvement in Arizona’s liquidity levels, the stabilization of its budget and its relatively moderate debt levels.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. This does not indicate Moody’s rating of the Fund.

Semiannual Report | 9

Performance Summary as of 8/31/12

Franklin Arizona Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Arizona personal income tax rate of 37.95%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +30.60% and +6.62%.

12 | Semiannual Report

Your Fund’s Expenses

Franklin Arizona Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.15%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin Colorado Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Colorado Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Colorado personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.24 on February 29, 2012, to $12.46 on August 31, 2012. The Fund’s Class A shares paid dividends totaling 23.63 cents per share for the same period.2 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.66% based on an annualization of the 3.97 cent per share August dividend and the maximum offering price of $13.01 on August 31, 2012. An

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 83.

Semiannual Report | 15

investor in the 2012 maximum combined effective federal and Colorado personal income tax bracket of 38.01% would need to earn a distribution rate of 5.90% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

State Update

Colorado’s economy faced challenges during the six-month reporting period. The local unemployment rate was lower than the national rate for the first half of the period but gradually increased as the pace of economic growth slowed. The state’s unemployment rate began the period at 7.8% and rose to 8.2% in August 2012, which was slightly higher than the nation’s 8.1% rate.3 The state’s energy and mining companies experienced some job growth, largely due to a mining boom that led to new investment in the shale fields in Weld County and the lead, copper, zinc and silver mines in the San Juan Mountains. The financial activities sector grew, but the other services and information sectors contracted.

3. Source: Bureau of Labor Statistics.

16 | Semiannual Report

Lawmakers projected Colorado would end fiscal year 2011–2012 with an increase in general fund revenue, following two straight years of declines. The state benefited from strong personal income, sales and use tax collections, as well as a stock market rebound that fueled capital gains-related collections. On May 7, 2012, after the fiscal year 2012–2013 budget passed through Colorado’s legislature almost unanimously, the governor signed it into law. This budget featured an increase in general fund spending that allowed lawmakers to fund a property tax break for seniors and maintain the prior year’s per-pupil spending levels in K-12 schools.

Colorado’s constitution prohibits the state from issuing general obligation debt, and so it is among the states with the lowest debt levels. Municipalities, however, may issue general obligation bonds. The state’s net tax-supported debt was just $529 per state resident and 1.3% of personal income, compared with the $1,117 and 2.8% national medians.4 Independent credit rating agency Moody’s Investors Service assigned Colorado an issuer rating of Aa1.5 The rating reflected Moody’s view of the state’s strong long-term economic performance, higher-than-average income per capita, and relatively low debt levels. Moody’s pointed out, however, constitutional restrictions and voter initiatives can limit budgetary flexibility.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. This does not indicate Moody’s rating of the Fund.

Semiannual Report | 17

Performance Summary as of 8/31/12

Franklin Colorado Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Colorado personal income tax rate of 38.01%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +27.41% and +8.05%.

20 | Semiannual Report

Your Fund’s Expenses

Franklin Colorado Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

22 | Semiannual Report

Franklin Connecticut Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Connecticut Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Connecticut personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Connecticut Tax-Free Income Fund’s semiannual report for the period ended August 31, 2012.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.36 on February 29, 2012, to $11.50 on August 31, 2012. The Fund’s Class A shares paid dividends totaling 21.58 cents per share for the same period.2 The Performance Summary beginning on page 26 shows that

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 91.

Semiannual Report | 23

at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.51% based on an annualization of the 3.51 cent per share August dividend and the maximum offering price of $12.01 on August 31, 2012. An investor in the 2012 maximum combined effective federal and Connecticut personal income tax bracket of 39.36% would need to earn a distribution rate of 5.79% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

State Update

Connecticut’s sizable and well-diversified economy continued to recover slowly during the six months under review. The state’s above-average reliance on economically sensitive industries such as finance, insurance and real estate has resulted in a historically volatile revenue base. Therefore, the state has often resorted to debt issuance to cover operating expenses.

Although the state’s foreclosure rate remained below the national average, Connecticut home prices had the steepest year-over-year declines of any state in the second quarter of 2012, with particular weakness in Fairfield County. During the reporting period, statewide employment contracted, with declines occurring in the construction; trade, transportation and utilities; and other services sectors. Although relatively small, the mining and logging and information sectors added jobs. Connecticut’s unemployment rate increased from

24 | Semiannual Report

7.8% in February 2012 to 9.0% in August 2012, compared with the 8.1% national rate.3

The 2012–2013 biennial budget sought to address the need for structural balance using revenue enhancements such as increases in income and sales taxes and the reduction or elimination of certain tax credits and exemptions as well as labor concessions from state employees. These measures proved effective and net revenue in fiscal year 2012 was 10% higher than in fiscal year 2011.4 Nonetheless, increased collections failed to keep up with rising expenditures such as Medicare spending and teachers’ and state employees’ retirement funding. The state ended fiscal year 2012 with a deficit, leading state officials to make up the shortfall by tapping prior years’ General Fund reserves.

Connecticut is the nation’s wealthiest state, as measured by per-capita income. However, the state’s debt levels are among the nation’s highest, with net tax-supported debt at 9.1% of personal income and $5,096 per capita, compared with the 2.8% and $1,117 national medians.5 Independent credit rating agency Moody’s Investors Service assigned an Aa3 rating to the state’s general obligation debt, citing the state’s high fixed costs for debt service and post-employment benefits, weak pension funded ratios and depleted reserves.6 Moody’s maintained its stable outlook, citing the positive steps the state is taking toward budgetary and pension reform.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Connecticut Department of Revenue Services, June 2012.

5. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

6. This does not indicate Moody’s rating of the Fund.

Portfolio Breakdown

Franklin Connecticut Tax-Free Income Fund 8/31/12

*Does not include short-term investments and other net assets.

Semiannual Report | 25

Performance Summary as of 8/31/12

Franklin Connecticut Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

26 | Semiannual Report

Performance Summary (continued)

Semiannual Report | 27

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decision will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Connecticut personal income tax rate of 39.36%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +25.46% and +7.52%.

28 | Semiannual Report

Your Fund’s Expenses

Franklin Connecticut Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 29

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

30 | Semiannual Report

Franklin Michigan Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Michigan Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Michigan personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.23 on February 29, 2012, to $12.35 on August 31, 2012. The Fund’s Class A shares paid dividends totaling 22.01 cents per share for the same period.2 The Performance Summary beginning on page 34 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 99.

Semiannual Report | 31

*Assumes shares were purchased and held for the entire accrual period, which may differ from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The June distribution reflects additional days in the accrual period.

was 3.37% based on an annualization of the 3.62 cent per share August dividend and the maximum offering price of $12.90 on August 31, 2012. An investor in the 2012 maximum combined effective federal and Michigan personal income tax bracket of 37.83% would need to earn a distribution rate of 5.42% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

State Update

Michigan’s economy faced renewed challenges during the reporting period. The state suffered from one of the nation’s highest unemployment rates, reflecting the recession’s continued impact on the local economy, which although diversified, still counts automobile manufacturing as a major source of employment. Michigan’s auto industry appeared to stabilize in recent years, thanks to emergency federal loans, industry cost-cutting efforts, the nation’s economic recovery and improved car sales. During the period, however, the state’s unemployment rate rose as the national economic growth rate slowed and auto production levels faded. Although Michigan’s unemployment rate declined to 8.3% in April 2012, its lowest level in four years, it began to increase and reached an

32 | Semiannual Report

eight-month high of 9.4% by period-end, which was higher than the national 8.1% rate.3

The governor signed Michigan’s fiscal year 2013 budget into law on June 26, 2012. This new budget featured a deposit into the state’s budget stabilization fund and a reduction in the personal income tax rate. Michigan’s corrections departments, local governments and lowest-funded K-12 school districts will receive increased funding. Its public universities will receive less aid, however.

Michigan maintained a relatively low net tax-supported debt burden and moderate pension burden. Its net tax-supported debt per capita was $785, or 2.2% of personal income.4 This compared well with the national medians of $1,117 per capita and 2.8% of personal income.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its rating of AA- and stable outlook for Michigan’s general obligation bonds.5 The rating and outlook reflected S&P’s view of the state’s good budget management practices and low debt and moderate pension levels. These strengths were offset by the prolonged financial difficulties brought on by the recession, weak economic growth over the past decade and previous cyclical financial pressures.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Michigan Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 33

Performance Summary as of 8/31/12

Franklin Michigan Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

34 | Semiannual Report

Performance Summary (continued)

Performance

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	+2.81%	+7.53%	+27.50%	+55.79%
Average Annual Total Return[2]	-1.54%	+2.95%	+4.07%	+4.08%
Avg. Ann. Total Return (9/30/12)[3]		+2.08%	+3.92%	+3.91%
Distribution Rate[4]	3.37%			
Taxable Equivalent Distribution Rate[5]	5.42%			
30-Day Standardized Yield[6]	2.25%			
Taxable Equivalent Yield[5]	3.62%			
Total Annual Operating Expenses[7]	0.63%			
Class B	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+2.52%	+7.00%	+24.05%	+49.00%
Average Annual Total Return[2]	-1.48%	+3.00%	+4.07%	+4.07%
Avg. Ann. Total Return (9/30/12)[3]		+1.88%	+3.90%	+3.90%
Distribution Rate[4]	3.00%			
Taxable Equivalent Distribution Rate[5]	4.83%			
30-Day Standardized Yield[6]	1.80%			
Taxable Equivalent Yield[5]	2.90%			
Total Annual Operating Expenses[7]	1.18%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+2.57%	+7.01%	+24.20%	+47.62%
Average Annual Total Return[2]	+1.57%	+6.01%	+4.43%	+3.97%
Avg. Ann. Total Return (9/30/12)[3]		+4.89%	+4.26%	+3.79%
Distribution Rate[4]	2.92%			
Taxable Equivalent Distribution Rate[5]	4.70%			
30-Day Standardized Yield[6]	1.80%			
Taxable Equivalent Yield[5]	2.90%			
Total Annual Operating Expenses[7]	1.18%			
Advisor Class[8]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+2.85%	+7.71%	+28.29%	+56.76%
Average Annual Total Return[2]	+2.85%	+7.71%	+5.11%	+4.60%
Avg. Ann. Total Return (9/30/12)[3]		+6.57%	+4.94%	+4.42%
Distribution Rate[4]	3.61%			
Taxable Equivalent Distribution Rate[5]	5.81%			
30-Day Standardized Yield[6]	2.50%			
Taxable Equivalent Yield[5]	4.02%			
Total Annual Operating Expenses[7]	0.53%			

Semiannual Report | 35

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Michigan personal income tax rate of 37.83%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.13% and +5.32%.

36 | Semiannual Report

Your Fund’s Expenses

Franklin Michigan Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 37

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

38 | Semiannual Report

Franklin Minnesota Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Minnesota Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Minnesota personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.80 on February 29, 2012, to $12.97 on August 31, 2012. The Fund’s Class A shares paid dividends totaling 21.51 cents per share for the same period.2 The Performance Summary beginning on page 42 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 108.

Semiannual Report | 39

was 3.15% based on an annualization of the 3.56 cent per share August dividend and the maximum offering price of $13.55 on August 31, 2012. An investor in the 2012 maximum combined effective federal and Minnesota personal income tax bracket of 40.10% would need to earn a distribution rate of 5.26% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

State Update

Minnesota continued to enjoy a strong economy during the six-month reporting period. The state is not overly dependent on a single sector, and this diversification can help buffer the economy from sector-specific weakness. Minnesota residents also have had personal incomes consistently above the nationwide norm. The state’s unemployment rate was fairly range bound, as it began the period at 5.7%, and reached 5.9% in August, which was significantly lower than the 8.1% national average.3 The government, financial activities, and professional and business services sectors added jobs; however, the mining and logging, construction, and leisure and hospitality sectors suffered losses.

3. Source: Bureau of Labor Statistics.

40 | Semiannual Report

In July 2012, lawmakers revised the fiscal 2012–2013 biennial budget’s revenue and expenditure forecast. Lawmakers projected general fund collections would be higher due to higher-than-forecast income, sales and corporate tax collections. By law, these surplus funds must be used to restore the state’s reserve accounts and repay education funding delays from previous years. Lawmakers began planning for the fiscal 2014–2015 biennial budget, which they project will have a structural imbalance due to a decline in non-tax revenue resulting from the use of one-time measures in previous years.

Minnesota’s debt levels historically have been a neutral to positive part of the state’s credit profile. Debt per capita was $1,148 and 2.7% of personal income, compared with the national medians of $1,117 and 2.8%.4 Independent credit rating agency Moody’s Investors Service affirmed its Aa1 rating and negative outlook for Minnesota’s general obligation bonds.5 The rating reflected Moody’s view of the state’s fundamentally diverse economy, rebuilding of budget reserves, relatively low debt ratios and strong governance. The negative outlook reflected Moody’s assessment of Minnesota’s negative undesignated unreserved fund balance, political gridlock that resulted in reliance on one-time measures to solve the previous biennium’s budget gap, and the likelihood of ongoing structural budget weakness.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Minnesota Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. This does not indicate Moody’s rating of the Fund.

Semiannual Report | 41

Performance Summary as of 8/31/12

Franklin Minnesota Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

42 | Semiannual Report

Performance Summary (continued)

Semiannual Report | 43

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Minnesota personal income tax rate of 40.10%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +22.82% and +6.71%.

44 | Semiannual Report

Your Fund’s Expenses

Franklin Minnesota Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 45

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

46 | Semiannual Report

Franklin Ohio Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Ohio Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Ohio personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.96 on February 29, 2012, to $13.12 on August 31, 2012. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 119.

Semiannual Report | 47

Fund’s Class A shares paid dividends totaling 23.94 cents per share for the same period.2 The Performance Summary beginning on page 50 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.46% based on an annualization of the 3.95 cent per share August dividend and the maximum offering price of $13.70 on August 31, 2012. An investor in the 2012 maximum combined effective federal and Ohio personal income tax bracket of 38.85% would need to earn a distribution rate of 5.66% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

State Update

Ohio’s economy continued to recover during the reporting period. The state’s formerly manufacturing-reliant economy has diversified, thanks to lawmakers’ sustained investment in economic development. In recent years, Ohio began to transition to a services-based economy, with a focus on health care. This shift helped improve the state’s employment picture. The unemployment rate began

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

48 | Semiannual Report

the period at 7.6%, and gradually fell to 7.2% by period-end, its lowest level since 2008.3 In comparison, the national rate was 8.1%.3 The manufacturing, other services, and professional and business services sectors grew, but the mining and logging, information and construction sectors lost jobs.

In August 2012, lawmakers predicted Ohio will end its 2012–2013 fiscal year with a surplus considerably larger than previously projected. They attributed this increase to improved tax collections and less spending than expected. Near period-end, lawmakers debated how to use the surplus funds during the next fiscal period. Other topics they discussed included proposals to tax oil and gas drilling, cut personal income taxes and increase funding for education and local governments.

Ohio has maintained a moderate debt level relative to the U.S. as a whole, with net tax-supported debt at $1,012 per capita and 2.8% of personal income, compared with the national medians of $1,117 and 2.8%.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed Ohio’s AA+ general obligation rating and stable outlook.5 The rating reflected S&P’s view of the state’s track record of taking proactive and timely steps in managing budget shortfalls, availability of reserves, and vast and diverse economic base. The outlook reflected S&P’s assessment of Ohio’s economic recovery and its progress in restoring structural balance to its budget.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Ohio Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. This does not indicate S&P’s rating of the Fund.

Portfolio Breakdown

Franklin Ohio Tax-Free Income Fund 8/31/12

*Does not include short-term investments and other net assets.

Semiannual Report | 49

Performance Summary as of 8/31/12

Franklin Ohio Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

50 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 51

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Ohio personal income tax rate of 38.85%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +27.38% and +5.98%.

52 | Semiannual Report

Your Fund’s Expenses

Franklin Ohio Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 53

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

54 | Semiannual Report

Franklin Oregon Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Oregon Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal and Oregon personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.45 on February 29, 2012, to $12.61 on August 31, 2012. The Fund’s Class A shares paid dividends totaling 22.70 cents per share for the same period.2 The Performance Summary beginning on page 58 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 132.

Semiannual Report | 55

was 3.39% based on an annualization of the 3.72 cent per share August dividend and the maximum offering price of $13.17 on August 31, 2012. An investor in the 2012 maximum combined effective federal and Oregon personal income tax bracket of 41.44% would need to earn a distribution rate of 5.79% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

State Update

Oregon’s economic recovery continued at a subdued pace as improvement in the housing market helped offset weaker market conditions facing the state’s major manufacturers and exporters. Because of its low electricity costs and proximity to Asian markets, Oregon has historically been a center of high-tech manufacturing. In the first half of 2012, Oregon exports declined relative to 2011 levels, most notably among exports to Asia, which constitute a majority of all Oregon exports, owing in part to the strengthening U.S. dollar.

The state’s employment situation weakened during the six months under review. The manufacturing sector showed substantial improvement, led by strength in durable goods. The information, financial activities, and professional and business services sectors each added jobs. However, the large education and health services sector contracted. Public sector cuts were especially pronounced for

56 | Semiannual Report

K-12 and community college education. The state’s 8.9% unemployment rate was higher than the 8.1% national rate in August 2012.3

To rebalance the budget in light of falling tax receipts during and just after the recession, the governor made across-the-board general fund reductions that allowed the state to end the 2009–2011 biennium with a small operating surplus. The 2011–2013 budget, as adopted, assumed moderate revenue growth and did not incorporate tax increases or much in the way of one-time measures. Although higher-than-expected revenue collections through the summer of 2012 led state officials to revise 2011–2013 biennial General Fund revenue forecasts upward from June estimates, the September forecast remained well below that made at the close of the 2011 legislative session.

Oregon’s debt levels were significantly higher than U.S. averages, with net tax-supported debt of $2,015 per capita and 5.5% of personal income compared with the national medians of $1,117 and 2.8%.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its AA+ rating of Oregon’s general obligation debt with a stable outlook.5 The rating reflected S&P’s view of the state’s sound financial practices, willingness to make budget adjustments to correct structural imbalances, mechanisms to capitalize on rainy day funds and above-average pension funding ratio. The outlook reflected S&P’s expectation that the state’s healthy liquidity position and adequate reserves will help it weather slow, near-term economic and revenue growth.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. This does not indicate S&P’s rating of the Fund.

Portfolio Breakdown

Franklin Oregon Tax-Free Income Fund 8/31/12

*Does not include short-term investments and other net assets.

Semiannual Report | 57

Performance Summary as of 8/31/12

Franklin Oregon Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

58 | Semiannual Report

Performance Summary (continued)

Semiannual Report | 59

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Oregon personal income tax rate of 41.44%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +25.81% and +7.61%.

60 | Semiannual Report

Your Fund’s Expenses

Franklin Oregon Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 61

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

62 | Semiannual Report

Franklin Pennsylvania Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Pennsylvania Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Pennsylvania personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.79 on February 29, 2012, to $10.94 on August 31, 2012. The Fund’s Class A shares paid dividends totaling 20.66 cents per share for the same period.2 The Performance Summary beginning on page 66 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 143.

Semiannual Report | 63

was 3.55% based on an annualization of the 3.38 cent per share August dividend and the maximum offering price of $11.43 on August 31, 2012. An investor in the 2012 maximum combined effective federal and Pennsylvania personal income tax bracket of 37.00% would need to earn a distribution rate of 5.63% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

Commonwealth Update

Pennsylvania’s economy faced renewed challenges during the reporting period. The commonwealth has a diverse and broad economy with wealth levels slightly above the national average. During the reporting period, however, the rate at which the local economy added jobs slowed in tandem with the national economy. Low natural gas prices also hampered Pennsylvania’s economic recovery, as the Marcellus Shale natural gas reserve has been the commonwealth’s largest source of job growth in recent years. Although Pennsylvania’s unemployment rate remained high, it stayed below the nation’s until period-end, when the commonwealth’s unemployment rate rose slightly to match the 8.1% national rate.3

3. Source: Bureau of Labor Statistics.

64 | Semiannual Report

Pennsylvania’s fiscal year 2012 ended on June 30, 2012. Expenditures exceeded revenues due to a shortfall in revenue collections, forcing lawmakers to make mid-year spending cuts and use reserves to close the resulting budget gap. The governor signed the fiscal year 2013 budget on June 30, 2012. This budget was larger than the previous fiscal year’s and featured higher spending levels. The fiscal year 2013 budget was balanced by relying on the use of reserves to close a projected gap.

Pennsylvania’s debt levels were moderate and in line with national medians. Net tax-supported debt was 2.8% of personal income and $1,134 per capita, compared with the 2.8% and $1,117 national medians.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed the AA rating of Pennsylvania’s existing general obligation bonds, but revised its outlook to negative.5 The rating reflected S&P’s view of the commonwealth’s diverse economic base, high wealth levels, historically adequate reserves and moderate debt profile, offset by its growing unfunded pension liability. The downgraded outlook reflected S&P’s assessment that growing expenditure pressures coupled with slow economic growth and limited reserves could pressure the rating.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “Median Report: 2012 State Debt Medians Report,” 5/22/12.

5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 65

Performance Summary as of 8/31/12

Franklin Pennsylvania Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

66 | Semiannual Report

Performance Summary (continued)

Performance

Class A	6-Month		1-Year	5-Year	10-Year
Cumulative Total Return[1]	+3.34%		+10.25%	+33.28%	+62.63%
Average Annual Total Return[2]	-1.06%		+5.55%	+5.00%	+4.53%
Avg. Ann. Total Return (9/30/12)[3]			+3.88%	+4.82%	+4.37%
Distribution Rate[4]		3.55%			
Taxable Equivalent Distribution Rate[5]		5.63%			
30-Day Standardized Yield[6]		2.53%			
Taxable Equivalent Yield[5]		4.02%			
Total Annual Operating Expenses[7]		0.64%			
Class B	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.04%		+9.60%	+29.69%	+55.80%
Average Annual Total Return[2]	-0.96%		+5.60%	+5.01%	+4.53%
Avg. Ann. Total Return (9/30/12)[3]			+3.99%	+4.82%	+4.36%
Distribution Rate[4]		3.15%			
Taxable Equivalent Distribution Rate[5]		5.00%			
30-Day Standardized Yield[6]		2.08%			
Taxable Equivalent Yield[5]		3.30%			
Total Annual Operating Expenses[7]		1.19%			
Class C	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.11%		+9.74%	+29.81%	+54.17%
Average Annual Total Return[2]	+2.11%		+8.74%	+5.36%	+4.42%
Avg. Ann. Total Return (9/30/12)[3]			+7.03%	+5.16%	+4.26%
Distribution Rate[4]		3.11%			
Taxable Equivalent Distribution Rate[5]		4.94%			
30-Day Standardized Yield[6]		2.09%			
Taxable Equivalent Yield[5]		3.32%			
Total Annual Operating Expenses[7]		1.19%			
Advisor Class[8]	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.39%		+10.35%	+33.79%	+63.26%
Average Annual Total Return[2]	+3.39%		+10.35%	+6.00%	+5.02%
Avg. Ann. Total Return (9/30/12)[3]			+8.72%	+5.83%	+4.86%
Distribution Rate[4]		3.80%			
Taxable Equivalent Distribution Rate[5]		6.03%			
30-Day Standardized Yield[6]		2.75%			
Taxable Equivalent Yield[5]		4.36%			
Total Annual Operating Expenses[7]		0.54%			

Semiannual Report | 67

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond's issuer, insurer or guarantor, may affect the bond's value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and Pennsylvania personal income tax rate of 37.00%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +26.46% and +7.79%.

68 | Semiannual Report

Your Fund’s Expenses

Franklin Pennsylvania Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 69

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

70 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 71

72 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 73

74 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.5%		
Arizona 86.9%		
Arizona Board of Regents Arizona State University System Revenue, Series C, 6.00%,		
7/01/26	$ 2,500,000	$ 2,993,500
7/01/27	3,000,000	3,588,600
7/01/28	3,350,000	4,005,260
Arizona Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%,		
6/01/29	3,000,000	3,451,230
6/01/30	8,595,000	9,841,361
6/01/31	7,025,000	8,005,901
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine Inc., 5.125%, 1/01/30	2,250,000	2,447,820
Arizona Health Facilities Authority Hospital System Revenue,		
John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32	3,280,000	3,355,145
[a]Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/42	8,000,000	8,397,440
Arizona Health Facilities Authority Revenue,		
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	16,382,850
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,651,800
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	19,354,300
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,959,800
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	11,646,200
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%, 7/01/36	5,000,000	5,500,550
Arizona State Board of Regents University System Revenue,		
Refunding, Series A, 5.00%, 7/01/42	10,000,000	11,334,700
Series A, 5.00%, 6/01/39	8,650,000	9,580,826
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,886,265
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,520,831
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,589,950
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,341,190
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,		
7/01/28	15,540,000	17,427,178
7/01/29	7,500,000	8,384,775
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33	1,000,000	1,001,560
Arizona State Transportation Board Highway Revenue, Refunding, Series A, 5.00%, 7/01/36	10,000,000	11,397,900
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	17,250,000	17,879,970
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/28	7,000,000	7,273,140
Downtown Phoenix Hotel Corp. Revenue,		
Senior Series A, FGIC Insured, 5.00%, 7/01/40	14,490,000	14,169,481
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	18,995,000	19,590,873
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40	12,845,000	13,239,855
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,435,488
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,544,300
Gilbert Water Resource Municipal Property Corp. Water System Development Fee and Water Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	25,000,000	26,811,500

Semiannual Report | 75

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,		
5.00%, 12/01/32	$ 4,025,000	$ 4,184,269
5.00%, 12/01/42	12,870,000	13,287,503
Series B, 5.00%, 12/01/37	3,000,000	3,067,170
Glendale IDAR, Midwestern University,		
5.00%, 5/15/35	5,000,000	5,345,050
5.125%, 5/15/40	10,000,000	10,656,200
Refunding, 5.00%, 5/15/31	3,455,000	3,785,402
Glendale Water and Sewer Revenue,		
senior lien, Obligations, Refunding, 5.00%, 7/01/27	1,365,000	1,618,631
senior lien, Obligations, Refunding, 5.00%, 7/01/28	1,825,000	2,153,792
sub. lien, Obligations, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,078,040
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, 6.25%, 7/01/38	10,000,000	10,563,800
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	8,064,225
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,		
5.25%, 7/01/31	1,000,000	1,127,710
5.50%, 7/01/41	1,500,000	1,676,370
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,604,494
Marana Municipal Property Corp. Municipal Facilities Revenue,		
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,111,352
Series A, 5.00%, 7/01/28	3,000,000	3,279,510
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	15,761,249
Maricopa County IDA, MFHR,		
Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	2,000,000	2,285,660
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,650,000	1,650,627
Maricopa County IDA Health Facility Revenue,		
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,550,690
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	15,065,581
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,591,138
Mayo Clinic, 5.00%, 11/15/36	16,250,000	17,613,700
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,189,395
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,732,556
Maricopa County PCC, PCR,		
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,191,900
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,850,300
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,669,900
Public Service Co. Palo Verde Project, Series A, AMBAC Insured, 5.05%, 5/01/29	11,500,000	11,529,900
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,231,886
Maricopa County School District No. 83 Cartwright Elementary GO, School Improvement Project of 2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,205,969

76 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Maricopa County USD No. 48 Scottsdale GO, School Improvement, Project of 2010, Series B,		
4.50%, 7/01/28	$ 1,865,000	$ 2,114,313
4.75%, 7/01/29	2,850,000	3,271,942
4.75%, 7/01/30	2,100,000	2,400,342
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,528,034
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,		
5.25%, 7/01/33	5,000,000	5,476,150
5.00%, 7/01/38	5,000,000	5,302,300
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,771,036
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,093,324
Mesa Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	7,000,000	7,599,200
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,963,360
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,260,030
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	2,640,000	2,833,882
Northern Arizona University COP, Northern Arizona University Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	2,000,000	2,055,520
Northern Arizona University System Revenue, 5.00%, 6/01/38	5,000,000	5,319,600
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,946,300
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,848,900
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/22	3,000,000	3,005,100
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/23	5,000,000	5,008,000
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/27	15,250,000	15,270,740
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,		
7/01/27	3,945,000	4,797,672
7/01/28	2,000,000	2,442,160
7/01/29	2,000,000	2,449,440
7/01/36	5,000,000	6,041,050
7/01/37	7,000,000	8,424,570
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE, FGIC Insured, 5.00%,		
7/01/35	2,050,000	2,185,731
7/01/41	5,000,000	5,284,900
Phoenix Civic Improvement Corp. Wastewater System Revenue,		
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,972,800
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,120,300
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,587,167
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,985,950
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%, 7/01/39	14,780,000	16,775,448
Phoenix IDA Government Office Lease Revenue, Capitol Mall LLC II Project, AMBAC Insured, 5.00%,		
9/15/21	4,300,000	4,306,192
9/15/28	4,000,000	4,003,000

Semiannual Report | 77

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC,		
Series A, AMBAC Insured, 5.00%, 7/01/37	$18,095,000	$ 14,637,769
Series C, AMBAC Insured, 5.00%, 7/01/37	9,035,000	6,561,940
Pima County IDA Lease Revenue,		
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,687,150
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,155,180
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	8,183,925
Pima County Arizona, 5.125%, 9/01/27	8,655,000	9,275,563
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,		
7/01/33	1,500,000	1,681,920
7/01/41	6,800,000	7,447,224
Pinal County Electrical District No. 4 Electric System Revenue, 6.00%,		
12/01/23	525,000	611,672
12/01/28	740,000	840,137
12/01/38	1,150,000	1,278,432
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	5,007,916
Salt River Project Agricultural Improvement and Power District Electric System Revenue,		
Refunding, Series A, 5.00%, 12/01/30	17,255,000	20,878,723
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	15,400,840
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,599,050
Series A, 5.00%, 1/01/38	7,000,000	7,755,930
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,		
12/01/32	10,000,000	10,658,900
12/01/37	7,500,000	8,026,350
Scottsdale GO, Project of 2004, Preserve Acquisition, 3.50%, 7/01/26	10,450,000	11,213,268
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,073,850
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	12,304,412
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,		
12/01/30	5,160,000	5,248,958
12/01/35	2,000,000	2,026,060
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,740,106
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,		
7/01/28	4,275,000	4,311,637
7/01/34	11,510,000	11,574,456
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,011,200
Tucson COP, Refunding, AGMC Insured, 5.00%,		
7/01/23	2,975,000	3,500,058
7/01/24	2,875,000	3,396,381
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	1,000,840
Tucson Water System Revenue,		
5.00%, 7/01/32	5,000,000	5,782,250
Refunding, 5.00%, 7/01/28	1,230,000	1,390,355
Refunding, 5.00%, 7/01/29	1,765,000	1,993,938

78 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
University Medical Center Corp. Hospital Revenue,		
5.00%, 7/01/35	$ 7,000,000	$ 7,139,580
6.50%, 7/01/39	4,750,000	5,529,285
Refunding, 6.00%, 7/01/39	5,000,000	5,797,150
University of Arizona COP, University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded, 5.00%,		
6/01/26	7,070,000	7,317,874
6/01/28	7,000,000	7,245,420
6/01/31	5,565,000	5,760,109
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,		
Series A, 6.00%, 8/01/33	2,000,000	2,085,360
Series B, 5.625%, 8/01/33	2,315,000	2,463,392
Series B, 5.625%, 8/01/37	12,435,000	13,080,128
		983,834,649
U.S. Territories 11.6%		
Puerto Rico 11.6%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.75%, 7/01/41	5,000,000	5,253,500
Series A, 5.25%, 7/01/37	10,000,000	10,221,100
Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series AAA, 5.25%, 7/01/28	6,900,000	7,459,383
Series ZZ, 5.25%, 7/01/26	10,870,000	11,850,257
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	3,000,000	3,003,960
Series I, Pre-Refunded, 5.375%, 7/01/34	40,000,000	43,603,600
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	17,500,000	18,429,950
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.50%, 8/01/37	6,000,000	6,499,560
first sub., Series C, 5.25%, 8/01/41	10,930,000	11,559,021
Refunding, Series C, 5.00%, 8/01/46	12,500,000	13,476,625
		131,356,956
Total Municipal Bonds before Short Term Investments (Cost $1,043,939,774)		1,115,191,605
Short Term Investments (Cost $15,600,000) 1.4%		
Municipal Bonds 1.4%		
Arizona 1.4%		
[b]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put, 0.18%, 5/01/29	15,600,000	15,600,000
Total Investments (Cost $1,059,539,774) 99.9%		1,130,791,605
Other Assets, less Liabilities 0.1%		1,654,838
Net Assets 100.0%		$1,132,446,443

See Abbreviations on page 175.

[a]Security purchased on a when-issued basis. See Note 1(b).

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

80 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 81

82 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.8%		
Colorado 82.9%		
Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%, 2/01/31	$10,000,000	$ 10,600,400
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,		
5/15/34	2,000,000	2,272,440
5/15/39	2,150,000	2,419,459
Adams State College Institutional Enterprise Revenue, 5.00%,		
5/15/32	1,360,000	1,603,522
5/15/37	1,000,000	1,128,480
Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%, 12/01/32	15,000,000	15,051,450
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,394,090
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,730,825
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,		
8/01/36	5,880,000	6,664,510
8/01/39	10,000,000	11,289,400
Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,428,158
Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL Insured, 5.00%, 9/01/33	1,500,000	1,500,000
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	6,118,161
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,836,580
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33	2,500,000	2,554,300
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	6,192,111
Broadlands Metropolitan District No. 2 GO, Refunding, NATL Insured, 5.25%, 12/01/34	8,655,000	9,136,218
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	10,000,000	10,053,800
Colorado Department of Transportation COP, NATL Insured, Pre-Refunded, 5.00%, 6/15/34	6,915,000	7,415,577
Colorado Educational and Cultural Facilities Authority Revenue,		
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,651,870
James Irwin Charter School, Refunding and Improvement, Assured Guaranty, 5.00%, 8/01/37	6,060,000	6,232,771
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	9,000,000	9,504,540
Colorado Health Facilities Authority Revenue,		
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31	4,000,000	4,271,840
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34	3,500,000	3,611,055
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	3,184,505
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,320,957
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,464,301
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	3,058,230
Colorado HFAR,		
MF, Project II, Series A-2, 5.30%, 10/01/23	510,000	510,541
MF, Project II, Series A-2, 5.375%, 10/01/32	1,155,000	1,155,993
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32	475,000	475,617

Semiannual Report | 83

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	$ 2,000,000	$ 2,199,160
Colorado Springs Hospital Revenue,		
6.375%, 12/15/30	3,785,000	3,801,162
Refunding, 6.25%, 12/15/33	8,500,000	9,853,200
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	12,287,291
Colorado Springs Utilities Revenue,		
Series D-1, 5.25%, 11/15/33	5,000,000	6,162,550
sub. lien, System Improvement, Series B, Pre-Refunded, 5.00%, 11/15/33	3,000,000	3,170,190
Colorado State Board of Governors University Enterprise System Revenue, Series A,		
5.00%, 3/01/34	2,250,000	2,510,617
5.00%, 3/01/38	15,010,000	17,139,469
5.00%, 3/01/39	7,200,000	7,927,056
NATL RE, FGIC Insured, 5.00%, 3/01/37	13,000,000	14,010,100
Colorado State Building Excellent Schools Today COP, Series G, 5.00%, 3/15/32	10,000,000	11,357,600
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Series B, NATL Insured, 5.00%, 11/01/30	5,000,000	5,323,300
Colorado State Health Facilities Authority Revenue,		
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,325,715
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,451,250
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	3,076,975
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,423,640
Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,708,225
Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 6.125%, 6/01/38	4,500,000	4,951,035
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,890,107
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,394,750
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,402,640
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	10,438,315
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,968,991
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,145,940
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,116,720
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,		
5.50%, 11/01/27	5,245,000	6,098,047
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,583,500
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%, 9/01/14	25,000	25,103
Colorado Water Resources and Power Development Authority Water Resources Revenue,		
Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,364,700
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,138,393
Parker Water and Sanitation District Project, NATL Insured, Series D, 5.00%, 9/01/30	5,000,000	5,133,950
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,652,648
Denver City and County Airport Revenue,		
Series B, Pre-Refunded, 5.50%, 11/15/33	5,000,000	5,313,400
Series D, 7.75%, 11/15/13	340,000	355,392

84 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	$14,500,000	$ 15,111,030
Denver Health and Hospital Authority Healthcare Revenue,		
5.50%, 12/01/30	1,500,000	1,656,465
5.625%, 12/01/40	4,000,000	4,425,400
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,695,850
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,670,452
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,544,802
E-470 Public Highway Authority Revenue,		
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	931,500
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	2,576,418
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	4,108,211
Series C, 5.25%, 9/01/25	2,500,000	2,751,275
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,728,075
El Paso County Mortgage Revenue, Stetson Meadows Apartments Project, Series A, GNMA Secured, 5.25%, 12/20/32	1,890,000	1,895,311
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,		
12/01/33	2,860,000	3,184,181
12/01/37	5,120,000	5,586,432
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,972,200
Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	13,606,343
Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33	1,240,000	1,432,622
Ignacio School District GO, 11JT, 5.00%, 12/01/31	1,215,000	1,424,685
Meridian Metropolitan District GO, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,319,050
Mesa State College Auxiliary Facilities Enterprise Revenue,		
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,884,120
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,853,223
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	6,112,975
Park Creek Metropolitan District Revenue,		
Senior Limited Property Tax, Refunding, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,895,250
Senior Limited Property Tax, Refunding, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,911,425
Senior Property Tax Support, Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	8,149,750
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,815,840
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	8,260,359
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	12,602,997
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	11,178,300
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,		
5.25%, 12/01/28	1,000,000	1,151,530
5.50%, 12/01/31	1,010,000	1,175,983
5.25%, 12/01/38	3,615,000	3,990,237
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	4,195,699
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,587,990

Semiannual Report | 85

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,		
5.00%, 11/01/38	$11,000,000	$ 12,495,010
AMBAC Insured, 5.00%, 11/01/31	14,150,000	15,977,897
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured, 5.00%, 12/01/29	6,100,000	6,418,542
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29	7,010,000	7,413,706
Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34	10,855,000	11,791,027
University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	3,570,000	3,693,808
University of Colorado Enterprise Revenue, University of Colorado Regents,		
Refunding, Series A-2, 5.00%, 6/01/33	2,600,000	3,074,656
Series A, 5.375%, 6/01/38	3,000,000	3,509,220
Series B, NATL Insured, 5.00%, 6/01/32	3,000,000	3,394,500
University of Colorado Hospital Authority Revenue,		
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,826,400
Series A, 5.00%, 11/15/37	2,000,000	2,115,740
Series A, 5.25%, 11/15/39	3,000,000	3,236,280
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,955,026
Western State College Revenues, 5.00%,		
5/15/34	2,000,000	2,225,400
5/15/39	2,000,000	2,201,300
Woodmoor Water and Sanitation District No. 001 Enterprise Water and Sewer Revenue, 5.00%, 12/01/36	5,000,000	5,684,500
		668,931,824
U.S. Territories 9.9%		
Guam 1.3%		
Guam Government Business Privilege Tax Revenue, Series B-1, 5.00%, 1/01/32	3,545,000	4,015,812
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	2,000,000	2,210,860
5.75%, 12/01/34	3,565,000	4,008,165
		10,234,837
Puerto Rico 8.4%		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series AA-2, 5.30%, 7/01/35	5,000,000	5,210,700
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series H, 5.45%, 7/01/35	460,000	488,506
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	13,910,000	14,432,459
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	1,335,000	1,336,095
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	2,120,000	2,122,798
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,450,450
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Refunding, Series C, 5.375%, 8/01/38	2,370,000	2,547,276
first sub., Series A, 5.50%, 8/01/37	5,000,000	5,416,300

86 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

90 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 90.7%		
Connecticut 74.5%		
Bridgeport GO, Series A, 5.00%, 2/15/32	$17,000,000	$ 19,342,600
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,		
Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22	2,000,000	2,001,300
The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23	750,000	763,440
The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18	975,000	976,443
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG Power LLC Project, Series A, 5.75%, 11/01/37	5,000,000	5,006,400
Connecticut State GO,		
Series A, 5.00%, 2/15/29	10,000,000	11,991,800
Series B, 5.00%, 4/15/29	6,025,000	7,287,177
Series B, 5.00%, 4/15/31	6,000,000	7,200,240
Series B, 5.00%, 4/15/32	4,000,000	4,781,400
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,723,650
Series D, 5.00%, 11/01/31	5,000,000	5,976,150
Connecticut State Health and Educational Facilities Authority Revenue,		
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	20,507,566
Brunswick School Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	2,000,000	2,077,200
Brunswick School Issue, Series C, 5.00%, 7/01/28	1,000,000	1,173,620
Brunswick School Issue, Series C, 5.00%, 7/01/29	1,450,000	1,693,673
Canterbury School Issue, Series B, Radian Insured, 5.00%, 7/01/36	1,000,000	1,016,250
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,657,902
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,968,588
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,546,750
Fairfield University, Series M, 5.00%, 7/01/26	450,000	499,487
Fairfield University, Series M, 5.00%, 7/01/34	1,000,000	1,087,090
Fairfield University, Series N, 5.00%, 7/01/29	7,000,000	7,714,700
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,415,800
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,458,900
Hartford Health Care, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,874,560
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,258,850
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37	2,500,000	2,578,075
Loomis Chafee School, Series G, 5.00%, 7/01/30	3,000,000	3,324,840
Loomis Chafee School, Series G, 5.00%, 7/01/38	6,285,000	6,804,707
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	290,000	355,839
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,667,450
New Horizons Village Project, 7.30%, 11/01/16	2,225,000	2,235,391
Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34	1,675,000	1,731,715
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,265,700
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	16,003,650
Sacred Heart University, Series G, 5.375%, 7/01/31	1,500,000	1,668,420
Sacred Heart University, Series G, 5.625%, 7/01/41	5,500,000	6,136,735
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,343,522
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,573,250
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,372,450
St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,617,215

Semiannual Report | 91

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Connecticut (continued)		
Connecticut State Health and Educational Facilities Authority Revenue, (continued)		
Stamford Hospital, Series I, 5.00%, 7/01/30	$ 5,000,000	$ 5,405,850
Stamford Hospital, Series J, 5.00%, 7/01/42	5,000,000	5,381,400
The Village for Families and Children Inc., Series A, AMBAC Insured, 5.00%, 7/01/32	1,000,000	1,002,960
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28	1,500,000	1,650,630
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35	4,025,000	4,379,723
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37	2,000,000	2,080,700
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,936,249
Wesleyan University, 5.00%, 7/01/39	10,000,000	11,324,800
Western Connecticut Health, Series M, 5.375%, 7/01/41	7,000,000	7,880,670
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	11,348,423
Yale University, Series A-2, 5.00%, 7/01/40	9,000,000	10,427,760
Yale University, Series Y-1, 5.00%, 7/01/35	10,000,000	11,000,400
Yale University, Series Z-1, 5.00%, 7/01/42	10,000,000	11,191,500
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	10,500,000	11,342,730
Connecticut State HFA Housing Mortgage Finance Program Revenue,		
Series B, Sub Series B-1, 5.20%, 11/15/34	1,770,000	1,905,352
Series B, Sub Series B-1, 5.30%, 11/15/39	2,240,000	2,388,355
Series C, Sub Series C-1, 4.85%, 11/15/34	3,260,000	3,427,727
Series C, Sub Series C-1, 4.95%, 11/15/39	5,715,000	5,962,459
Series D, Sub Series D-2, 5.00%, 5/15/31	4,685,000	5,021,149
Connecticut State HFAR,		
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	2,880,000	3,067,747
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,029,080
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,021,130
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	480,824
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,680,090
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%, 11/15/27	855,000	943,142
Connecticut State Revenue, Revolving Fund, Series A, 5.00%,		
7/01/26	6,025,000	6,740,529
7/01/27	4,060,000	4,529,417
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes,		
Series A, 5.00%, 12/01/28	10,095,000	12,136,916
Series A, 5.00%, 12/01/30	1,680,000	2,001,502
Series A, 5.00%, 12/01/31	2,075,000	2,460,888
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/20	5,000,000	5,056,950
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,000,000	1,011,390
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,651,250
Greater New Haven Water Pollution Control Authority Regional Water Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,655,550
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,274,590
New Haven GO,		
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,122,720
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	29,207
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/22	1,000,000	1,017,130

92 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Connecticut (continued)		
South Central Regional Water Authority Water System Revenue,		
Eighteenth Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/33	$ 5,000,000	$ 5,214,950
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,147,170
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,139,900
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,730,930
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,517,250
Refunding, Twenty-Seventh Series, 5.00%, 8/01/33	5,000,000	5,869,850
University of Connecticut GO, Series A, 5.00%, 2/15/31	3,370,000	3,971,039
University of Connecticut Revenue, Student Fee,		
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/26	10,000,000	10,157,900
Series A, 5.00%, 5/15/23	2,200,000	2,205,940
		418,604,313
U.S. Territories 16.2%		
Puerto Rico 16.0%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/44	1,000,000	1,055,550
Assured Guaranty, 5.00%, 7/01/28	2,000,000	2,142,480
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,835,100
Series A, 5.00%, 7/01/34	280,000	283,525
Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	555,967
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,635,520
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, 5.00%, 7/01/38	55,000	55,019
Series G, 5.00%, 7/01/33	395,000	397,812
Series G, Pre-Refunded, 5.00%, 7/01/33	605,000	628,966
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	6,790,000	6,815,259
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,129,440
Series TT, 5.00%, 7/01/32	10,000,000	10,292,400
Series WW, 5.50%, 7/01/38	6,700,000	7,127,326
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,678,698
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	1,001,610
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	2,715,000	2,786,214
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	5,297,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	1,000,000	1,004,760
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 6.00%, 8/01/42	22,000,000	24,644,180
Series C, 5.50%, 8/01/40	5,000,000	5,426,100
		89,792,926

Semiannual Report | 93

94 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin Michigan Tax-Free Income Fund

Class A	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.23	$11.52	$11.97	$11.48	$11.71	$12.24
Income from investment operations[b]:						
Net investment income[c]	0.22	0.50	0.51	0.52	0.51	0.51
Net realized and unrealized gains (losses)	0.12	0.71	(0.43)	0.49	(0.23)	(0.51)
Total from investment operations	0.34	1.21	0.08	1.01	0.28	—
Less distributions from:						
Net investment income	(0.22)	(0.50)	(0.51)	(0.52)	(0.51)	(0.52)
Net realized gains	—	—	(0.02)	—	—	(0.01)
Total distributions	(0.22)	(0.50)	(0.53)	(0.52)	(0.51)	(0.53)
Redemption fees[d]	—	—	—	—	—[e]	—[e]
Net asset value, end of period	$12.35	$12.23	$11.52	$11.97	$11.48	$11.71
Total return[f]	2.81%	10.67%	0.62%	8.92%	2.41%	(0.06)%
Ratios to average net assets[g]						
Expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.64%
Net investment income	3.56%	4.17%	4.27%	4.40%	4.40%	4.25%
Supplemental data						
Net assets, end of period (000's)	$1,269,453	$1,241,960	$1,204,877	$1,345,427	$1,318,955	$1,294,052
Portfolio turnover rate	10.27%	0.92%	10.74%	5.47%	16.08%	13.00%

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 95

96 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 97

98 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.8%		
Michigan 83.9%		
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	$ 1,960,000	$ 2,111,410
5/01/29	2,125,000	2,289,156
5/01/34	6,690,000	7,206,802
Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured, 5.00%, 5/01/32	7,095,000	5,473,083
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37	11,810,000	12,574,461
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	9,000,000	9,281,070
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,000,000	4,488,880
5/01/34	10,165,000	11,302,667
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,418,440
Brighton Area Schools District GO, School Building and Site,		
Refunding, Series I, 5.00%, 5/01/23	1,650,000	1,882,568
Refunding, Series I, 5.00%, 5/01/24	1,650,000	1,871,678
Series I, 5.00%, 5/01/25	1,650,000	1,860,854
Series I, 5.00%, 5/01/26	1,650,000	1,852,505
Caledonia Community Schools GO, School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	4,144,125
Central Michigan University Revenue, General,		
AMBAC Insured, 5.00%, 10/01/34	8,905,000	9,138,845
Series A, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/32	10,000,000	10,514,500
Detroit City School District GO, School Building and Site Improvement,		
Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	12,136,500
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,650,000	2,732,760
Series B, FGIC Insured, Pre-Refunded, 5.00%, 5/01/25	2,000,000	2,061,780
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/30	5,000,000	5,527,750
Distribution State Aid, 5.25%, 11/01/35	5,000,000	5,485,550
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,878,350
Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,843,427
Detroit Sewage Disposal System Revenue,		
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	19,111,497
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	6,005,773
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,577,460
Detroit Water and Sewerage Department Sewage Disposal System Revenue, Refunding, senior lien, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,285,850
Detroit Water Supply System Revenue,		
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,989,800
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,984,074
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	5,270,000	5,473,422
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	19,282,900
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	40,516,616
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	11,413,680
Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%, 2/01/27	5,500,000	5,501,210

Semiannual Report | 99

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,		
6/01/28	$ 6,730,000	$ 6,965,954
6/01/33	14,700,000	15,215,382
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	2,700,000	2,908,575
5/01/29	1,930,000	2,077,433
5/01/29	820,000	883,345
Fennville Public Schools GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	1,115,000	1,201,134
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	3,250,000	3,501,063
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,085,000	2,246,066
Ferris State University Revenue, NATL RE, FGIC Insured, 5.25%,		
10/01/26	1,500,000	1,505,280
10/01/31	3,255,000	3,266,458
Fowlerville Community School District GO, School Building and Site, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,		
5/01/30	1,990,000	2,143,728
5/01/34	8,145,000	8,774,201
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,920,014
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,119,840
Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/28	4,250,000	4,445,543
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured,		
5.00%, 10/01/28	3,590,000	3,595,744
Pre-Refunded, 5.00%, 10/01/28	2,410,000	2,418,074
Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%, 1/01/30	4,900,000	5,141,178
Grand Rapids Water Supply Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,384,030
Grand Valley State University Revenue, General,		
5.75%, 12/01/34	1,500,000	1,667,280
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,970,415
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,343,957
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29	4,145,000	4,357,970
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	10,000,000	11,144,600
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	6,620,000	7,131,395
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,		
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	1,335,000	1,368,575
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,937,700
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,608,790
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,397,000
Lansing Board of Water and Light Utility System Revenue, Series A,		
5.00%, 7/01/29	9,030,000	10,665,514
5.50%, 7/01/41	10,000,000	11,780,000

100 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Lansing Community College GO, College Building and Site, Refunding,		
4.00%, 5/01/27	$ 4,185,000	$ 4,562,696
4.00%, 5/01/28	4,355,000	4,725,131
5.00%, 5/01/29	4,525,000	5,365,971
5.00%, 5/01/30	4,755,000	5,612,231
5.00%, 5/01/31	3,990,000	4,687,253
5.00%, 5/01/32	3,000,000	3,507,720
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/33	4,400,000	4,799,256
5/01/37	4,325,000	4,652,619
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,936,000
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, Pre-Refunded, 5.00%, 10/01/24	11,355,000	11,393,493
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,565,000
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,773,693
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,338,500
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	22,256,220
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,505,284
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,600,400
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,049,480
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,		
5/15/26	4,740,000	5,146,502
5/15/31	8,000,000	8,537,520
Michigan State Finance Authority Revenue,		
AGMC Insured, 5.00%, 11/15/36	6,500,000	7,107,685
AGMC Insured, 5.00%, 11/15/42	8,000,000	8,663,760
Hospital, Oakwood Obligated Group, Credit, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	12,735,240
Oakwood Obligated Group, Credit, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,850,022
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,258,250
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,666,930
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,649,050
State Revolving Fund, Clean Water, 5.00%, 10/01/30	2,500,000	3,023,575
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,395,360
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	10,155,000	10,728,554
Michigan State Hospital Finance Authority Revenue,		
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,730,500
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	9,120,925
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,516,220
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,882,328
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,351,498
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,589,819
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,947,654
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,465,978
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,073,266
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/32	1,000,000	1,001,020

Semiannual Report | 101

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Michigan State Hospital Finance Authority Revenue, (continued)		
MidMichigan Obligated Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	$ 7,500,000	$ 7,510,725
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,771,500
St. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,547,125
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	685,000	699,097
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,107,678
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,550,640
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/29	5,250,000	6,087,323
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/30	5,955,000	6,872,249
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	30,546,000
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	30,745,000	33,906,508
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	11,165,800
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%, 8/01/29	10,000,000	11,667,900
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,913,710
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,395,201
Michigan State University Revenues, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	16,289,627
Michigan Technological University Revenue, General, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/34	3,675,000	3,862,131
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,333,720
Oakland University Revenue, General, 5.00%, 3/01/42	8,770,000	9,601,571
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	10,594,754
Pennfield School District GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	694,826
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,693,125
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	544,011
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,129,641
River Rouge School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/22	6,575,000	6,604,587
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,483,500
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,		
Refunding, Series V, 8.25%, 9/01/39	10,000,000	12,888,800
Series M, NATL Insured, 5.25%, 11/15/35	15,445,000	15,460,136
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,564,164
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,829,307
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,724,980
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,942,980
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,734,091
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	2,940,893

102 | Semiannual Report

Semiannual Report | 103

104 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 105

106 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 107

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.7%		
Minnesota 95.6%		
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/37	$11,700,000	$ 13,501,449
Anoka County Housing and RDA, GO, Housing Development,		
AMBAC Insured, Pre-Refunded, 4.875%, 2/01/24	1,770,000	1,883,015
Refunding, AMBAC Insured, 4.875%, 2/01/24	425,000	446,841
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	12,018,004
Anoka-Hennepin ISD No. 11 GO, School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	7,290,423
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	14,321,943
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,		
2/01/23	2,990,000	3,691,843
2/01/24	3,000,000	3,678,480
2/01/25	2,225,000	2,707,224
Bloomington ISD No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23	2,500,000	2,711,450
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,159,002
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,		
2/01/19	5,025,000	5,913,319
2/01/20	5,025,000	5,825,734
2/01/21	4,035,000	4,643,276
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,180,875
Cambridge ISD No. 911 GO, School Building,		
Minnesota School District Credit Enhancement Program, Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,338,345
Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,485,838
Refunding, Series A, 3.00%, 2/01/30	5,585,000	5,593,992
Cass Lake ISD No. 115 GO, School Building, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/22	3,805,000	3,875,354
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,699,616
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,		
1/01/32	1,150,000	1,318,613
1/01/42	1,615,000	1,803,422
Chaska ISD No. 112 GO,		
Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20	4,135,000	5,132,279
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	16,387,200
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	2,415,000	2,761,746
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,305,000	1,366,348
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,878,391

108 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Duluth ISD No. 709 COP, Full Term Certificates, Series B,		
4.75%, 2/01/25	$ 8,445,000	$ 9,557,291
AGMC Insured, 5.00%, 2/01/28	18,890,000	21,631,695
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured, 4.25%,		
2/01/23	5,000,000	5,469,600
2/01/24	6,265,000	6,839,563
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	2,530,000	2,743,962
Farmington ISD No. 192 GO, School Building,		
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,430,543
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,263,940
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	17,334,798
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,944,509
Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,194,958
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,		
12/01/27	2,475,000	2,767,941
12/01/28	2,590,000	2,872,776
12/01/30	2,535,000	2,792,252
Hennepin County Sales Tax Revenue,		
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	27,541,750
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	2,102,703
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,862,100
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25	8,000,000	8,439,040
Lake Superior ISD No. 381 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 4/01/23	4,195,000	4,304,406
Lakeville GO, Refunding, Series B,		
4.00%, 2/01/21	1,585,000	1,854,418
3.00%, 2/01/23	3,310,000	3,583,538
3.00%, 2/01/26	5,610,000	5,843,656
3.00%, 2/01/30	4,690,000	4,732,116
Lakeville ISD No. 194 GO,		
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,726,537
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	6,189,049
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,776,260
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,574,700
School Building, Series A, FGIC Insured, 5.00%, 2/01/23	10,180,000	10,367,821
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater,		
Refunding, Series E, 5.00%, 9/01/24	5,000,000	6,351,700
Refunding, Series E, 5.00%, 9/01/25	5,955,000	7,515,686
Series B, 4.50%, 12/01/26	5,000,000	5,406,000
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	4,500,000	4,873,230
Minneapolis Health Care System Revenue, Fairview Health Services,		
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	41,938,750
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	13,220,221

Semiannual Report | 109

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, senior bond, Refunding, Series A,		
5.00%, 1/01/35	$13,795,000	$ 15,393,840
AMBAC Insured, 5.00%, 1/01/20	5,400,000	6,105,294
BHAC Insured, 5.00%, 1/01/23	14,800,000	16,453,012
BHAC Insured, 5.00%, 1/01/26	10,000,000	10,978,500
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,125,330
Minnesota Agricultural and Economic Development Board Revenue,		
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	16,327,764
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	22,150,356
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	366,073
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	8,238,462
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	19,961,959
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	22,366,789
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,		
4.50%, 6/01/22	3,000,000	3,501,240
4.50%, 6/01/23	1,000,000	1,160,210
4.50%, 6/01/24	3,745,000	4,344,986
5.00%, 6/01/24	5,000,000	5,823,650
Minnesota State Colleges and Universities Revenue, Fund, Series A,		
4.50%, 10/01/26	5,770,000	6,573,588
5.00%, 10/01/28	2,135,000	2,575,301
4.625%, 10/01/29	6,615,000	7,562,070
NATL Insured, 5.00%, 10/01/22	1,745,000	1,953,213
NATL Insured, 5.00%, 10/01/23	1,825,000	2,035,715
NATL Insured, 5.00%, 10/01/24	1,900,000	2,113,883
NATL Insured, 5.00%, 10/01/25	1,155,000	1,282,801
NATL Insured, 5.00%, 10/01/26	1,715,000	1,898,213
NATL Insured, 5.00%, 10/01/32	5,540,000	6,021,980
Minnesota State GO,		
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,580,650
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,197,270
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,861,600
NATL Insured, 5.00%, 6/01/26	10,000,000	11,407,800
State Various Purpose, Series A, 5.00%, 8/01/22	10,000,000	12,911,500
State Various Purpose, Series A, 4.00%, 8/01/29	2,000,000	2,294,180
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	3,066,600
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,809,100
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	18,270,689
Minnesota State HFAR,		
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,969,147
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,614,041
Residential Housing Finance, Series E, 4.90%, 7/01/29	10,710,000	11,345,317
Residential Housing Finance, Series E, 5.10%, 1/01/40	10,240,000	10,799,616

110 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Minnesota State Higher Education Facilities Authority Revenue,		
Carleton College, Series 7-D, 5.00%, 3/01/40	$ 4,000,000	$ 4,483,360
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,719,000
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,660,629
St. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,677,435
St. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,872,050
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,453,828
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,851,500
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,153,814
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,953,234
Minnesota State Municipal Power Agency Electric Revenue,		
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,323,640
Series A, 5.25%, 10/01/35	12,000,000	13,755,360
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,535,050
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,		
5.90%, 10/20/19	1,750,000	1,751,225
5.95%, 10/20/29	5,955,000	5,962,086
Mounds View ISD No. 621 GO,		
Alternate Facility, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,887,364
Alternate Facility, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/22	1,600,000	1,983,376
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,175,430
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,601,326
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%,		
2/01/22	3,090,000	3,638,969
2/01/23	3,045,000	3,549,709
2/01/24	3,245,000	3,755,503
2/01/25	3,300,000	3,772,428
North Branch Water System Revenue,		
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,662,825
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,424,918
Northern Municipal Power Agency Electric System Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,728,447
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,231,680
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	4,071,134
Olmsted County GO, Refunding, Series A, 3.50%,		
2/01/25	2,000,000	2,214,360
2/01/26	3,370,000	3,701,170
2/01/27	3,300,000	3,615,513
Pequot Lakes ISD No. 186 GO, School Building, Series A, 4.00%,		
2/01/30	1,135,000	1,255,787
2/01/31	1,175,000	1,293,898
2/01/35	5,675,000	6,122,360

Semiannual Report | 111

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	$ 4,280,000	$ 4,340,348
Pipestone ISD No. 2689 GO, School Building, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,680,364
Plymouth Health Facilities Revenue, WestHealth Project, Series A, AGMC Insured,		
6.25%, 6/01/16	1,310,000	1,315,240
6.125%, 6/01/24	1,815,000	1,821,752
Ramsey GO, Capital Improvement Plan, Refunding, Series A,		
3.00%, 12/15/28	1,105,000	1,113,000
3.375%, 12/15/31	1,215,000	1,237,781
Robbinsdale ISD No. 281 GO, School Building, Refunding, Series A,		
4.00%, 2/01/22	2,020,000	2,389,640
NATL Insured, 4.50%, 2/01/22	3,000,000	3,050,670
Rochester Health Care Facilities Revenue, Mayo Clinic,		
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	7,330,000	8,800,105
Series D, 5.00%, 11/15/38	10,000,000	11,371,600
Series E, 5.00%, 11/15/38	20,000,000	22,743,200
Rosemount ISD No. 196 GO, School Building,		
Refunding, Series C, 4.00%, 2/01/21	2,365,000	2,749,005
Series C, Pre-Refunded, 4.00%, 2/01/22	2,380,000	2,781,673
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,		
5.00%, 2/01/22	2,200,000	2,448,270
4.50%, 2/01/25	2,175,000	2,333,666
Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,356,948
Southern Minnesota Municipal Power Agency Power Supply System Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,008,849
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	11,508,419
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,888,440
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,000,000	3,166,200
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	3,993,198
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	14,251,627
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,174,640
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,407,769
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,194,970
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,301,920
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	1,000,000	1,070,710
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,393,851
St. Cloud Health Care Revenue, CentraCare Health System Project,		
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,132,560
Assured Guaranty, 5.50%, 5/01/39	27,400,000	30,677,862
Series A, 5.125%, 5/01/30	19,000,000	21,204,950
St. Michael ISD No. 885 GO,		
Refunding, Series A, 4.25%, 2/01/32	10,295,000	11,333,457
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,971,687
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,388,450

112 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
St. Paul Housing and RDA Health Care Revenue, Allina Health System,		
Refunding, Series A-1, 5.25%, 11/15/29	$ 5,000,000	$ 5,565,250
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,638,650
St. Paul ISD No. 625 GO, School Building, Minnesota School District Credit Enhancement Program, Series A,		
3.00%, 2/01/30	1,385,000	1,402,479
3.00%, 2/01/31	1,195,000	1,204,727
3.00%, 2/01/32	1,270,000	1,274,674
3.125%, 2/01/33	1,025,000	1,032,155
AGMC Insured, 5.00%, 2/01/24	1,615,000	1,829,860
AGMC Insured, 5.00%, 2/01/25	1,675,000	1,891,025
AGMC Insured, 5.00%, 2/01/26	1,745,000	1,961,415
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	8,068,694
St. Paul Sewer Revenue, Series C, 4.00%, 12/01/31	2,310,000	2,501,522
University of Minnesota Revenue,		
Series A, 5.25%, 4/01/29	1,000,000	1,178,900
Series A, 5.125%, 4/01/34	1,000,000	1,147,010
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,895,850
Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,		
2/01/22	1,140,000	1,161,033
2/01/28	2,400,000	2,444,280
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	6,035,428
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	3,041,890
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%, 2/01/22	3,500,000	3,712,730
Western Minnesota Municipal Power Agency Revenue,		
NATL Insured, Pre-Refunded, 5.00%, 1/01/26	8,565,000	8,695,959
[a]Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,446,660
[a]Refunding, Series A, 5.00%, 1/01/30	1,000,000	1,200,590
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,574,260
Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/30	7,200,000	7,310,088
Willmar GO, Rice Memorial Hospital Project,		
AGMC Insured, Pre-Refunded, 5.00%, 2/01/22	2,550,000	2,599,139
AGMC Insured, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,057,810
AGMC Insured, Pre-Refunded, 5.00%, 2/01/32	5,415,000	5,519,347
Refunding, Series A, 5.00%, 2/01/24	1,100,000	1,322,937
Refunding, Series A, 5.00%, 2/01/26	1,325,000	1,570,205
Refunding, Series A, 3.00%, 2/01/28	2,150,000	2,142,067
Refunding, Series A, 3.00%, 2/01/29	1,000,000	987,200
Refunding, Series A, 4.00%, 2/01/30	2,215,000	2,381,790
Refunding, Series A, 4.00%, 2/01/31	2,225,000	2,382,285
		1,110,722,408
U.S. Territories 3.1%		
Puerto Rico 2.9%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding,		
AGMC Insured, 5.125%, 7/01/30	275,000	275,247
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,318,850

Semiannual Report | 113

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, AGMC Insured, 6.25%, 7/01/21	$10,000,000	$ 12,292,500
Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,362,100
Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,392,000
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/30	1,000,000	1,034,040
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F, XLCA Insured, 5.25%, 7/01/25	2,500,000	2,653,400
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC Insured, ETM, 5.50%,		
8/01/27	625,000	872,269
8/01/27	375,000	517,639
		33,718,045
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,		
10/01/20	1,160,000	1,209,358
10/01/21	1,000,000	1,039,690
		2,249,048
Total U.S. Territories		35,967,093
Total Municipal Bonds before Short Term Investments (Cost $1,047,036,724)		1,146,689,501
Short Term Investments 0.7%		
Municipal Bonds 0.7%		
Minnesota 0.7%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.18%, 11/15/35	1,750,000	1,750,000
Series B-2, Daily VRDN and Put, 0.18%, 11/15/35	6,050,000	6,050,000
Total Short Term Investments (Cost $7,800,000)		7,800,000
Total Investments (Cost $1,054,836,724) 99.4%		1,154,489,501
Other Assets, less Liabilities 0.6%		6,764,118
Net Assets 100.0%		$1,161,253,619

See Abbreviations on page 175.

[a]Security purchased on a when-issued basis. See Note 1(b).

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

114 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin Ohio Tax-Free Income Fund

Class A	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.96	$11.99	$12.50	$12.08	$11.91	$12.64
Income from investment operations[b]:						
Net investment income[c]	0.25	0.51	0.51	0.51	0.51	0.51
Net realized and unrealized gains (losses)	0.15	0.97	(0.51)	0.42	0.17	(0.73)
Total from investment operations	0.40	1.48	—	0.93	0.68	(0.22)
Less distributions from:						
Net investment income	(0.24)	(0.51)	(0.51)	(0.51)	(0.51)	(0.51)
Net realized gains	—	—	—	—	—	(—)[d]
Total distributions	(0.24)	(0.51)	(0.51)	(0.51)	(0.51)	(0.51)
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$13.12	$12.96	$11.99	$12.50	$12.08	$11.91
Total return[f]	3.11%	12.61%	(0.06)%	7.82%	5.83%	(1.82)%
Ratios to average net assets[g]						
Expenses	0.62%	0.63%	0.63%	0.64%	0.64%	0.65%
Net investment income	3.76%	4.07%	4.08%	4.10%	4.26%	4.11%
Supplemental data						
Net assets, end of period (000's)	$1,382,208	$1,305,046	$1,227,868	$1,314,090	$1,144,463	$1,010,704
Portfolio turnover rate	4.98%	10.70%	18.67%	4.17%	11.12%	16.47%

[a]For the year ended February 29.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 115

116 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 117

118 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.9%		
Ohio 91.8%		
Akron COP, District Energy Project, 5.00%, 12/01/30	$ 10,865,000	$ 11,932,160
Akron GO, Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/22	1,185,000	1,253,813
Akron Income Tax Revenue, Community Learning Centers, Series A,		
4.50%, 12/01/33	15,000,000	16,326,300
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/24	3,200,000	3,385,824
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	8,005,000	8,469,850
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,101,600
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding,		
Series A, 5.25%, 6/01/38	15,000,000	16,550,850
Series B, 5.25%, 9/01/27	7,570,000	8,719,353
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,		
Assured Guaranty, 5.25%, 2/15/33	30,000,000	33,669,300
BHAC Insured, 5.00%, 2/15/38	22,000,000	24,101,000
Austintown Local School District GO, School Improvement,		
AGMC Insured, Pre-Refunded, 5.125%, 12/01/30	7,715,000	8,529,318
Refunding, 4.50%, 12/01/30	7,465,000	8,198,884
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,		
12/01/23	1,000,000	1,061,150
12/01/29	2,295,000	2,435,339
Bath Local School District GO, School Improvement,		
AGMC, 5.00%, 12/01/49	5,380,000	5,804,966
AGMC Insured, 4.00%, 12/01/44	3,295,000	3,301,722
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	5,500,000	5,566,220
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36	2,910,000	2,930,050
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,435,616
Brookville Local School District GO, AGMC Insured, Pre-Refunded,		
5.25%, 12/01/22	1,075,000	1,140,736
5.00%, 12/01/31	3,000,000	3,174,210
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,368,986
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,		
6.375%, 4/01/36	5,000,000	6,006,950
5.625%, 4/01/41	5,000,000	5,654,150
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31	40,000	44,216
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,		
12/01/32	1,455,000	654,124
12/01/33	2,000,000	850,020
Central Solid Waste Authority GO, Refunding and Improvement, Limited Tax, Solid Waste Facilities, 4.00%, 12/01/32	16,945,000	18,291,619
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,		
12/01/22	1,905,000	1,390,402
12/01/23	1,905,000	1,336,415
12/01/24	1,905,000	1,305,858

Semiannual Report | 119

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,		
12/15/26	$ 7,310,000	$ 8,184,934
12/15/27	7,000,000	7,816,550
Cincinnati City School District GO,		
Classroom Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27	2,500,000	2,645,175
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27	14,900,000	19,229,642
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28	5,000,000	6,482,450
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22	9,510,000	9,618,319
Cincinnati Technical College Revenue, AMBAC Insured, Pre-Refunded,		
5.25%, 10/01/23	2,510,000	2,643,105
5.00%, 10/01/28	2,715,000	2,851,727
Cleveland Airport System Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,332,400
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,664,940
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	10,188,275
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,920,500
Series C, Assured Guaranty, 5.00%, 1/01/27	28,385,000	30,929,999
Cleveland GO, Refunding, 5.00%, 12/01/30	3,000,000	3,437,010
Cleveland Municipal School District GO, AGMC Insured, 5.00%, 12/01/27	4,000,000	4,194,520
Cleveland Public Power System Revenue,		
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38	10,000,000	2,701,400
Series B, NATL Insured, 5.00%, 11/15/28	2,000,000	2,180,440
Series B, NATL Insured, 5.00%, 11/15/38	10,000,000	10,592,700
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24	1,000,000	1,085,100
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, The Cleveland Museum Art Project, 5.00%, 10/01/22	10,485,000	12,499,378
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing Corp., Fenn Project, AMBAC Insured, 5.00%,		
8/01/25	2,440,000	2,249,656
8/01/28	2,145,000	1,892,877
Columbus GO, Series A, 4.00%, 2/15/29	17,130,000	18,981,239
Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31	1,330,000	1,359,233
Cuyahoga Community College District General Receipts Revenue,		
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,000,000	1,021,390
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	3,000,000	3,064,170
Series D, 5.00%, 8/01/32	2,310,000	2,664,677
Cuyahoga County EDR, Medical Mart Center, Series G, 5.00%, 12/01/27	15,000,000	17,080,350
Dayton City School District GO, School Facilities Construction and Improvement, Series A, NATL RE, FGIC Insured,		
4.75%, 12/01/25	9,400,000	9,580,762
5.00%, 12/01/29	8,275,000	8,427,094
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,346,280
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,363,482

120 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Eastlake GO, Capital Facilities, NATL Insured, Pre-Refunded, 5.00%, 12/01/27	$ 1,950,000	$ 1,972,211
Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25	1,250,000	1,276,738
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,393,582
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,		
12/01/23	1,205,000	1,344,153
12/01/24	1,265,000	1,407,199
12/01/25	1,330,000	1,475,449
Fairfield County GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/20	1,600,000	1,656,096
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	2,085,000	2,299,275
Field Local School District GO, School Facilities Construction and Improvement, AMBAC Insured, 5.00%, 12/01/27	1,290,000	1,324,056
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,838,665
Franklin County Hospital Revenue,		
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	9,000,000	9,392,220
Improvement, Nationwide Children's Hospital, 5.25%, 11/01/40	15,000,000	16,738,050
OhioHealth Corp., Refunding, Series C, NATL Insured, 5.00%, 5/15/33	5,250,000	5,307,382
Garfield Heights GO, Various Purpose, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/27	2,655,000	2,717,419
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,105,550
Graham Local School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/33	6,055,000	6,385,300
Grand Valley Local School District GO, Classroom Facilities Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/24	1,300,000	1,314,807
Green Community Learning Centers Income Tax Revenue, NATL Insured, Pre-Refunded, 5.00%,		
12/01/27	1,205,000	1,303,424
12/01/28	1,265,000	1,368,325
12/01/32	2,675,000	2,893,494
Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,		
12/01/22	1,475,000	1,491,800
12/01/28	2,620,000	2,649,842
Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39	12,930,000	14,212,656
Guernsey County GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/23	2,690,000	2,730,753
Hamilton County Convention Facilities Authority Revenue,		
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,609,034
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	7,819,371
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J, NATL RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	5,120,700
Hamilton County Sales Tax Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,897,700
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	38,229,132
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,392,600

Semiannual Report | 121

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,		
5.00%, 6/01/30	$ 7,000,000	$ 7,846,930
4.75%, 6/01/39	7,000,000	7,519,400
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,		
12/01/19	2,190,000	1,867,982
12/01/20	4,525,000	3,729,912
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	5,081,310
12/01/36	5,000,000	5,566,750
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,443,164
12/01/30	2,250,000	2,396,992
Hudson City School District COP, NATL Insured, Pre-Refunded, 5.00%, 6/01/34	6,720,000	7,262,774
Independence Local School District GO, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/21	1,390,000	1,441,291
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,482,380
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,772,800
Jonathan Alder Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	1,105,000	1,116,934
5.00%, 12/01/27	6,195,000	6,265,561
5.00%, 12/01/30	3,320,000	3,357,815
Kenston Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%,		
12/01/24	2,380,000	2,463,443
12/01/25	2,500,000	2,587,650
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,554,890
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,209,887
12/01/31	2,595,000	2,804,598
Keystone Local School District Lorain County GO, School Improvement,		
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	3,740,000	4,045,483
Refunding, AGMC Insured, 5.00%, 12/01/30	2,430,000	2,550,722
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	10,936,600
Lakewood City School District GO,		
School Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	10,164,670
School Facilities Improvement, NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,396,900
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	24,211,545
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,072,640
Lakota Local School District GO,		
AGMC Insured, 5.00%, 12/01/29	5,000,000	5,402,250
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,658,160
Lancaster Community College GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	11,075,400

122 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured,		
4.75%, 12/01/23	$ 1,180,000	$ 1,187,104
Pre-Refunded, 5.00%, 12/01/21	2,200,000	2,225,058
Pre-Refunded, 4.75%, 12/01/23	1,050,000	1,061,340
Licking Heights Local School District GO, School Facilities Construction and Improvement,		
Refunding, Series A, NATL Insured, 5.00%, 12/01/26	1,825,000	1,984,779
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	520,000	584,870
Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,903,175
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,740,560
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,655,711
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,781,705
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,565,600
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,476,011
Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded, 5.125%, 12/01/24	4,180,000	4,224,308
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	13,059,342
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,716,090
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,953,317
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	10,713,800
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	3,610,000	4,060,347
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,		
12/01/28	2,120,000	2,395,770
12/01/30	2,650,000	2,994,712
Marysville Exempted Village School District GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	785,050
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	760,940
Refunding, NATL Insured, 5.00%, 12/01/29	1,000,000	1,005,290
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,878,675
Marysville Wastewater Treatment System Revenue,		
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,243,839
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,235,450
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,476,255
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,795,360
Marysville Water System Mortgage Revenue, AMBAC Insured,		
5.00%, 12/01/32	1,250,000	1,364,550
4.50%, 12/01/38	2,500,000	2,608,800
Mason City School District GO,		
Refunding, AGMC Insured, 5.25%, 12/01/31	5,000,000	6,995,400
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,403,850

Semiannual Report | 123

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Mason GO, Sewer System, Refunding, 5.00%, 12/01/28	$ 3,045,000	$ 3,700,071
Maumee City School District GO, School Facilities Construction and Improvement, AGMC Insured,		
5.00%, 12/01/27	190,000	197,180
Pre-Refunded, 5.00%, 12/01/27	3,420,000	3,618,599
Medina GO, Various Purpose, 5.00%, 12/01/22	1,100,000	1,108,976
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,437,419
Miami University Revenue, General Receipts,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,675,000	1,772,267
Refunding, 5.00%, 9/01/31	4,000,000	4,684,440
Refunding, 5.00%, 9/01/36	3,500,000	4,003,300
Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,287,150
Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded, 5.30%, 12/01/29	1,300,000	1,315,574
Monroe Local School District GO, School Improvement,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23	1,000,000	1,011,390
Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,235,270
Montgomery County Revenue, Catholic Health Initiatives,		
Refunding, Series A, 5.50%, 5/01/34	12,500,000	14,274,250
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,747,800
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,614,700
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured, 4.75%, 12/01/21	1,000,000	1,005,950
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,579,527
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,		
10/01/23	1,100,000	1,296,240
10/01/24	1,250,000	1,463,488
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	585,000	585,883
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,328,250
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	14,398,788
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,698,250
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	425,000	425,489
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,		
4.875%, 12/01/18	1,255,000	1,300,833
5.25%, 12/01/23	1,410,000	1,460,182
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	6,042,331
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,700,982
Ohio Power Co. Project, Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26	9,075,000	9,085,708
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,795,110
Ohio State Building Authority Revenue, State Facilities, Adult Correction, Series A, AGMC Insured, 5.00%, 4/01/24	5,390,000	5,870,842

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Ohio State GO,		
Common Schools, Series B, 4.00%, 3/15/32	$ 20,200,000	$ 21,506,940
Higher Education, Refunding, Series A, 5.00%, 8/01/24	3,485,000	4,464,006
Higher Education, Refunding, Series A, 4.50%, 2/01/32	11,520,000	12,794,458
Infrastructure Improvement, Series A, 4.00%, 2/01/31	8,220,000	8,844,556
Infrastructure Improvement, Series A, 4.00%, 2/01/32	8,630,000	9,181,630
Ohio State Higher Educational Facility Commission Revenue,		
AGMC Insured, 5.75%, 11/15/40	4,500,000	5,016,690
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,716,241
Denison University Project, Refunding and Improvement, 5.00%, 11/01/30	1,360,000	1,583,965
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,890,482
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,298,660
Hospital Cleveland Clinic Health, Series A, 5.00%, 1/01/38	5,000,000	5,612,950
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,768,700
Ohio State Higher Educational Facilities Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	23,443,646
Ohio State Higher Educational Facility Commission Revenue,		
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,730,800
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	26,658,250
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	14,726,070
University of Dayton Project, XLCA Insured, 5.00%, 12/01/34	8,500,000	8,817,900
Xavier University, 5.00%, 5/01/40	14,500,000	15,695,380
Ohio State Higher Educational Facility Revenue,		
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	8,110,800
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,128,240
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,327,377
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,353,581
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,279,150
Ohio State University General Receipts Revenue,		
Series A, Pre-Refunded, 5.125%, 12/01/31	2,500,000	2,529,225
State University of Ohio, Series B, NATL Insured, 5.00%, 6/01/33	4,315,000	4,413,813
State University of Ohio, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	940,000	972,956
Ohio State Water Development Authority Revenue, Drinking Water Assistance Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,280,978
Olentangy Local School District GO,		
AGMC Insured, 5.00%, 12/01/25	45,000	45,332
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,598,700
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,034,583
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	90,552
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	12,094,616
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	8,236,287
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	12,153,120
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/23	2,175,000	2,201,057

Semiannual Report | 125

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	$ 2,515,000	$ 2,773,467
Princeton City School District COP, 4.50%, 12/01/41	6,500,000	6,692,855
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,		
12/01/25	1,700,000	1,798,719
12/01/26	2,725,000	2,883,241
12/01/30	2,260,000	2,391,238
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,340,650
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	16,041,900
Shaker Heights GO, Urban Renewal, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26	725,000	769,334
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	6,077,728
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,544,833
Sidney City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,441,658
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and Improvement, 4.00%, 12/01/42	13,050,000	13,420,881
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,		
12/01/27	5,175,000	6,583,014
12/01/28	2,000,000	2,560,020
Springboro Sewer System Revenue, Mortgage, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,095,000	1,183,443
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,787,525
Summit County Port Authority Lease Revenue, University Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	13,230,961
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC Insured, 5.125%, 12/01/25	1,000,000	1,001,500
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,334,080
Toledo City School District GO, School Facilities Improvement,		
5.375%, 12/01/35	4,565,000	5,141,286
AGMC Insured, Pre-Refunded, 5.00%, 12/01/23	1,500,000	1,587,105
Series B, NATL RE, FGIC Insured, 5.00%, 12/01/27	1,925,000	2,005,234
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,812,575
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,458,490
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,625,790
Toledo Waterworks Revenue,		
NATL Insured, 5.00%, 11/15/30	6,425,000	6,930,969
Series A, 4.00%, 11/15/36	10,125,000	10,600,672
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	2,750,000	2,899,160
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.375%, 12/01/22	1,685,000	1,705,692
Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	3,063,113

126 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
University of Akron General Receipts Revenue,		
NATL RE, FGIC Insured, 5.00%, 1/01/28	$ 1,475,000	$ 1,515,725
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,362,035
NATL RE, FGIC Insured, Pre-Refunded, 4.75%, 1/01/25	1,080,000	1,143,083
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,447,000
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	20,390,420
University of Akron Revenue, General Receipts, Refunding, Series A, AGMC Insured, 5.00%, 1/01/24	5,000,000	5,769,750
University of Cincinnati General Receipts Revenue,		
AMBAC Insured, 5.00%, 6/01/31	565,000	568,910
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/31	785,000	793,941
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,673,834
Refunding, Series G, NATL Insured, 5.00%, 6/01/28	8,575,000	9,598,340
Series A, AMBAC Insured, 5.00%, 6/01/23	1,845,000	1,952,268
Series A, AMBAC Insured, 5.00%, 6/01/24	1,940,000	2,050,037
Series A, AMBAC Insured, 5.00%, 6/01/25	2,005,000	2,115,897
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,935,360
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,502,600
Van Wert City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,295,000	3,331,739
FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	2,500,000	2,527,875
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,510,000	1,526,837
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,242,310
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,796,736
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	1,400,000	1,574,650
Wright State University Revenue, Series A, 5.00%, 5/01/31	10,120,000	11,220,449
Youngstown State University General Receipts Revenue, Assured Guaranty,		
5.25%, 12/15/29	4,000,000	4,532,160
5.50%, 12/15/33	4,225,000	4,809,698
Zanesville City School District GO, School Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	5,500,000	5,614,400
4.75%, 12/01/26	3,250,000	3,317,600
5.05%, 12/01/29	3,500,000	3,575,285
		1,662,235,651
U.S. Territories 7.1%		
Puerto Rico 6.0%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, AGMC Insured,		
6.00%, 7/01/34	5,000,000	5,809,350
5.00%, 7/01/35	15,000,000	15,956,550
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, AGMC Insured, 5.50%, 7/01/29	14,000,000	17,054,800
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	3,000,000	3,235,200
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	13,184,999

Semiannual Report | 127

128 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 129

130 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 131

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.8%		
Oregon 82.4%		
Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$ 5,990,000	$ 6,086,080
Beaverton School District GO,		
AGMC Insured, 4.125%, 6/01/26	1,315,000	1,395,557
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,469,504
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,135,220
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28	1,525,000	1,526,693
Canby GO, 5.00%, 6/01/36	3,000,000	3,309,900
Chemeketa Community College District GO, 5.00%,		
6/15/25	1,500,000	1,732,725
6/15/26	2,615,000	3,009,970
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,		
6/15/23	1,000,000	1,126,520
6/15/25	1,000,000	1,126,520
Clackamas County Hospital Facility Authority Revenue,		
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22	2,125,000	2,392,644
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26	1,000,000	1,119,570
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	7,293,188
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	4,019,855
Clackamas County School District No. 12 North Clackamas GO,		
Series A, AGMC Insured, 4.75%, 6/15/31	2,250,000	2,464,763
Series B, AGMC Insured, 5.00%, 6/15/27	25,000,000	28,435,250
Clackamas County School District No. 46 Oregon Trail GO,		
5.00%, 6/15/32	6,855,000	7,797,631
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	4,938,730
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	4,881,422
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,562,738
Refunding, Series A, 5.00%, 6/15/29	2,655,000	3,069,791
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,047,650
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,980,955
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,126,520
Coos County School District No. 13 GO, AGMC Insured, 5.00%, 6/15/22	55,000	55,140
Deschutes and Jefferson Counties School District No. 2J Redmond GO,		
5.50%, 6/15/34	5,000,000	5,781,400
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,000,000	1,072,570
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,		
Refunding, 8.25%, 1/01/38	20,000,000	25,683,000
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,554,050
Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21	1,000,000	1,044,910
Eugene Electric Utility Revenue,		
5.00%, 8/01/40	6,745,000	7,780,560
Refunding, 5.00%, 8/01/33	10,060,000	11,261,969
Eugene Water Revenue, Refunding, 5.00%, 8/01/40	4,425,000	5,067,200
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,		
6.00%, 5/01/30	4,000,000	4,112,920
6.375%, 5/01/39	12,000,000	12,380,760

132 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30	$ 1,010,000	$ 1,040,351
Hillsboro GO, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/29	5,360,000	5,792,927
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,		
10/01/26	2,000,000	2,001,800
10/01/31	2,000,000	2,001,360
Independence GO, City Hall Project, AGMC Insured, 5.00%,		
6/15/35	2,110,000	2,464,332
6/15/40	3,975,000	4,561,114
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,		
12/01/27	1,000,000	1,051,710
12/01/32	1,000,000	1,037,400
12/01/37	1,475,000	1,512,849
Jackson County School District No. 549C Medford GO,		
5.00%, 6/15/33	3,225,000	3,630,060
5.00%, 6/15/34	5,000,000	5,548,800
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,481,993
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	3,100,000	3,388,424
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,		
Pre-Refunded, 6.25%, 9/01/31	3,290,000	3,322,900
Refunding, 6.25%, 9/01/31	1,960,000	1,982,050
Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	5,132,450
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	7,381,760
Lane County Metropolitan Wastewater Management Commission Revenue,		
5.25%, 11/01/28	5,000,000	5,739,550
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,750,789
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,		
6/15/27	5,580,000	2,992,610
6/15/28	2,000,000	1,020,340
6/15/29	1,925,000	932,951
Lebanon GO, AMBAC Insured, 5.00%,		
6/01/25	1,635,000	1,825,739
6/01/27	1,675,000	1,863,253
Linn County Community School District No. 9 GO, Lebanon, FGIC Insured, Pre-Refunded,		
5.55%, 6/15/21	1,155,000	1,202,078
5.60%, 6/15/30	9,495,000	9,885,719
Medford Hospital Facilities Authority Revenue, Asante Health System,		
Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	27,162,750
Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,834,101
Metro GO, Series A, 5.00%,		
6/01/24	12,050,000	15,233,369
6/01/25	12,330,000	15,426,310
Multnomah County Hospital Facilities Authority Revenue, Adventist Health System-West, Series A, 5.125%, 9/01/40	5,500,000	5,932,960
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,		
6/30/35	2,000,000	2,291,100
6/30/36	1,500,000	1,703,460
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,486,305

Semiannual Report | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Multnomah County School District No. 40 GO,		
Series A, 5.00%, 6/15/23	$ 1,500,000	$ 1,872,030
Series B, zero cpn., 6/15/24	1,640,000	1,165,728
Series B, zero cpn., 6/15/25	1,325,000	905,757
Series B, zero cpn., 6/15/26	2,585,000	1,696,716
Series B, zero cpn., 6/15/27	2,655,000	1,660,941
Series B, zero cpn., 6/15/28	2,495,000	1,495,728
Series B, zero cpn., 6/15/29	2,595,000	1,483,821
Series B, zero cpn., 6/15/30	1,885,000	1,033,451
Series B, zero cpn., 6/15/31	2,030,000	1,048,515
Series B, zero cpn., 6/15/32	2,000,000	987,660
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	7,142,951
Oregon Coast Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/23	3,745,000	4,054,262
Oregon Health and Science University Revenue,		
5.00%, 7/01/22	2,910,000	3,522,933
5.00%, 7/01/23	1,000,000	1,201,010
5.00%, 7/01/26	1,500,000	1,774,470
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	8,768,768
Series A, 5.875%, 7/01/33	2,500,000	2,952,000
Series A, 5.75%, 7/01/39	13,175,000	15,411,456
Series A, NATL Insured, 5.00%, 7/01/32	24,750,000	24,920,527
Oregon State Department of Administrative Services COP,		
AGMC Insured, 4.625%, 5/01/30	7,795,000	8,016,534
Series A, 5.25%, 5/01/39	3,800,000	4,224,802
Series A, AGMC Insured, 5.00%, 5/01/30	13,205,000	14,029,388
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	2,695,000	3,022,550
Series B, NATL RE, FGIC Insured, 5.00%, 11/01/30	20,100,000	21,582,174
Series C, 5.00%, 11/01/34	8,000,000	8,957,200
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,		
4/01/27	17,880,000	20,724,887
4/01/28	18,225,000	21,052,791
4/01/29	1,750,000	2,014,653
Oregon State Department of Transportation Highway User Tax Revenue,		
Refunding, Series A, 5.00%, 11/15/26	15,000,000	18,737,700
Refunding, Series A, 5.00%, 11/15/27	8,540,000	10,606,424
Refunding, Series A, 5.00%, 11/15/28	8,010,000	9,898,998
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,580,081
senior lien, Series A, 4.50%, 11/15/32	21,000,000	22,691,970
senior lien, Series A, 5.00%, 11/15/33	21,530,000	24,698,355
Series A, Pre-Refunded, 5.125%, 11/15/23	5,000,000	5,047,450
Series A, Pre-Refunded, 5.00%, 11/15/25	1,295,000	1,428,450
Series A, Pre-Refunded, 5.00%, 11/15/28	15,000,000	16,545,750
Series A, Pre-Refunded, 5.00%, 11/15/29	3,330,000	3,673,157
Oregon State Facilities Authority Revenue,		
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	3,365,516
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,630,125
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	34,377,300

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Oregon State Facilities Authority Revenue, (continued)		
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	$ 2,000,000	$ 2,212,240
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,095,060
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,138,425
Peacehealth, Refunding, Series A, 5.00%, 11/01/39	32,050,000	35,130,966
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,754,355
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,261,600
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,411,000
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	8,200,425
Student Housing, CHF Ashland, Assured Guaranteed, 5.00%, 7/01/44	8,285,000	8,882,266
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	9,434,133
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,938,671
Oregon State GO,		
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	2,086,140
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	755,000	756,170
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,465
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,658
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	3,169,940
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,247
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,357,005
Odot Project, Series I, 5.00%, 5/01/37	3,705,000	4,311,768
Odot Project, Series K, 5.00%, 5/01/36	15,150,000	17,733,075
Oregon University System Projects, Series G, 5.00%, 8/01/36	3,300,000	3,877,005
Oregon University System, Refunding, Series A, 5.00%, 8/01/25	5,275,000	6,614,744
Oregon University System, Refunding, Series A, 5.00%, 8/01/26	3,505,000	4,370,385
Oregon University System, Refunding, Series A, 5.00%, 8/01/28	1,755,000	2,167,214
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,713,420
State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29	7,745,000	8,251,523
State Board of Higher Education, Series A, 5.00%, 8/01/31	1,695,000	1,843,685
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,773,900
State Board of Higher Education, Series A, 5.00%, 8/01/36	2,715,000	2,935,349
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	6,238,321
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,793,860
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,711,400
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,252,156
State Property, Series J, 5.00%, 5/01/36	8,500,000	9,949,250
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,520,761
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, AMBAC Insured, 5.00%, 11/15/26	5,500,000	5,519,855
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,		
Refunding, Series G, 5.35%, 7/01/30	4,675,000	4,992,900
Series C, 4.75%, 7/01/42	4,850,000	4,877,548
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	559,190
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	25,748,500
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,610,450

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Portland GO, Limited Tax,		
Refunding, Series A, 5.00%, 6/01/28	$ 7,840,000	$ 9,382,990
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,926,111
Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,381,350
Series B, zero cpn., 6/01/21	1,000,000	808,370
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,002,800
Portland River District Urban Renewal and Redevelopment Tax Allocation,		
Refunding, Series B, 5.00%, 6/15/18	1,000,000	1,166,980
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,234,351
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/15/21	3,000,000	3,110,730
Series B, 5.00%, 6/15/20	2,750,000	3,250,005
Series C, 5.00%, 6/15/26	1,895,000	2,196,532
Series C, 5.00%, 6/15/28	1,000,000	1,147,310
Series C, 5.00%, 6/15/29	850,000	970,615
Series C, 5.00%, 6/15/30	1,000,000	1,136,530
Series C, 5.00%, 6/15/31	750,000	848,385
Portland Sewer System Revenue,		
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,724,447
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,569,000
second lien, Series A, 5.00%, 3/01/34	25,270,000	29,056,204
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,633,572
Portland Urban Renewal and Redevelopment Tax Allocation,		
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,354,609
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,489,630
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,097,380
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,092,680
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,088,000
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,794,700
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,308,386
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,085,100
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,988,748
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,714,015
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,220,464
Portland Water System Revenue,		
NATL Insured, 4.50%, 10/01/27	1,000,000	1,074,100
NATL Insured, 4.50%, 10/01/28	3,895,000	4,166,520
second lien, Series A, NATL Insured, 4.375%, 10/01/25	3,415,000	3,657,124
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,098,799
Redmond GO,		
Series C, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	1,260,000	1,303,697
Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,083,650
Salem Hospital Facility Authority Revenue,		
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,854,370
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	9,438,750
Series A, 5.75%, 8/15/23	10,000,000	11,503,800
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	4,635,815
Sherwood GO, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,796,754

136 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	$ 1,100,000	$ 1,186,845
Tigard Water System Revenue,		
5.00%, 8/01/37	3,500,000	4,037,390
5.00%, 8/01/42	16,465,000	18,902,643
Refunding, 5.00%, 8/01/25	1,365,000	1,689,693
Refunding, 5.00%, 8/01/28	3,180,000	3,848,659
Refunding, 5.00%, 8/01/31	2,500,000	2,970,350
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,757,371
Tri-County Metropolitan Transportation District Revenue, senior lien, Series A, 5.00%,		
9/01/28	4,045,000	4,982,024
9/01/29	4,255,000	5,215,183
9/01/30	4,475,000	5,458,247
9/01/31	4,700,000	5,704,907
9/01/32	4,945,000	5,973,214
9/01/37	10,000,000	11,733,600
Washington Clackamas and Yamhill Counties School District No. 88J GO,		
Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	3,872,031
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	3,809,386
Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,511,522
Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,507,196
Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,512,767
Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,504,315
Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	3,117,471
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,096,000
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,		
6/15/29	2,545,000	1,501,601
6/15/30	2,490,000	1,408,792
6/15/31	3,140,000	1,701,566
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, 5.00%, 6/15/28	4,000,000	4,489,480
		1,208,982,169
U.S. Territories 14.4%		
Guam 0.3%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,		
12/01/24	840,000	941,783
12/01/29	3,250,000	3,624,140
		4,565,923
Puerto Rico 14.1%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	10,000,400
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/32	15,000,000	16,108,650
Refunding, Series A, 5.75%, 7/01/41	15,000,000	15,760,500
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,992,435
Series A, 5.00%, 7/01/29	10,000,000	10,192,600
Series A, 5.125%, 7/01/31	9,885,000	9,898,444
Series A, 5.375%, 7/01/33	10,000,000	10,547,600

Semiannual Report | 137

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	$13,000,000	$ 15,494,050
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	10,503,200
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	6,301,375
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	11,294,400
Series WW, 5.25%, 7/01/33	9,690,000	10,189,422
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	18,792,900
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	10,531,400
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	20,703,600
first sub., Series A, 5.375%, 8/01/39	9,000,000	9,660,600
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,724,800
Senior Series C, 5.25%, 8/01/40	2,860,000	3,154,752
		205,851,128
Total U.S. Territories		210,417,051
Total Municipal Bonds before Short Term Investments (Cost $1,302,873,726)		1,419,399,220
Short Term Investments 2.3%		
Municipal Bonds 2.3%		
Oregon 2.3%		
[a]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily VRDN and Put, 0.23%, 8/15/37	20,355,000	20,355,000
[a]Oregon State GO, Veterans Welfare, Series 88D, Daily VRDN and Put, 0.18%, 12/01/41	8,700,000	8,700,000
[a]Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, Daily VRDN and Put, 0.12%, 12/01/15	4,400,000	4,400,000
Total Short Term Investments (Cost $33,455,000)		33,455,000
Total Investments (Cost $1,336,328,726) 99.1%		1,452,854,220
Other Assets, less Liabilities 0.9%		13,729,714
Net Assets 100.0%		$1,466,583,934

See Abbreviations on page 175.

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

138 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin Pennsylvania Tax-Free Income Fund

Class A	Six Months Ended August 31, 2012 (unaudited)	Year Ended February 28, 2012[a]	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.79	$ 9.83	$10.27	$ 9.65	$9.82	$10.47
Income from investment operations[b]:						
Net investment income[c]	0.21	0.44	0.44	0.45	0.44	0.44
Net realized and unrealized gains (losses)	0.15	0.97	(0.43)	0.62	(0.18)	(0.65)
Total from investment operations	0.36	1.41	0.01	1.07	0.26	(0.21)
Less distributions from net investment income	(0.21)	(0.45)	(0.45)	(0.45)	(0.43)	(0.44)
Redemption fees[d]	—	—	—	—	—[e]	—[e]
Net asset value, end of period	$10.94	$10.79	$ 9.83	$10.27	$9.65	$ 9.82
Total return[f]	3.34%	14.64%	(0.02)%	11.22%	2.72%	(2.16)%
Ratios to average net assets[g]						
Expenses	0.63%	0.64%	0.64%	0.65%	0.65%	0.66%
Net investment income	3.85%	4.30%	4.28%	4.43%	4.53%	4.24%
Supplemental data						
Net assets, end of period (000's)	$1,260,042	$1,170,547	$1,003,723	$1,016,824	$820,227	$770,164
Portfolio turnover rate	1.85%	9.48%	13.15%	12.88%	11.50%	16.68%

[a]For the year ended February 29.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 139

140 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 141

142 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.3%		
Pennsylvania 83.2%		
Allegheny County GO,		
NATL Insured, Pre-Refunded, 5.00%, 11/01/27	$ 1,000,000	$ 1,007,370
Notes, Series C-60, AGMC Insured, 5.00%, 11/01/27	3,000,000	3,316,050
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,487,100
Series C-65, 5.375%, 5/01/31	5,000,000	5,722,550
Allegheny County Higher Education Building Authority College Revenue, Carnegie Mellon University, Refunding, Series A, 5.00%, 3/01/24	5,000,000	6,111,250
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,		
5.00%, 3/01/28	3,000,000	3,254,010
5.00%, 3/01/33	1,300,000	1,389,206
Series A, 5.50%, 3/01/31	3,000,000	3,441,960
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,292,950
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,921,859
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, 5.625%, 8/15/39	12,000,000	13,441,440
Allegheny County IDAR, County Guaranteed,		
Refunding, Series B, NATL Insured, 5.00%, 11/01/29	1,485,000	1,489,604
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	5,000,000	5,036,850
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	7,515,000	7,570,386
Allegheny County Residential Finance Authority Mortgage Revenue, SFM, Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19	245,000	245,189
Allegheny County Sanitary Authority Sewer Revenue,		
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,513,550
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	7,194,824
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,592,760
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28	1,550,000	1,630,678
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,554,052
Berks County Municipal Authority, Reading Hospital Medical Center, Series A, 5.00%, 11/01/44	20,000,000	21,940,200
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	4,252,500
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,640,862
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	5,000,000	5,937,950
Blair County Hospital Authority Revenue, Altoona Regional Health System, 6.00%, 11/15/39	6,890,000	7,236,774
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,551,550
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/35	2,500,000	2,808,025
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	11,292,500
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31	4,000,000	4,293,480
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39	4,500,000	5,448,690
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,327,180
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,828,511
Central Bradford Progress Authority Revenue, Guthrie Healthcare System, Refunding, 5.375%, 12/01/41	3,000,000	3,417,630

Semiannual Report | 143

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty,		
5.875%, 11/15/29	$ 1,000,000	$ 1,049,630
6.125%, 11/15/39	3,200,000	3,344,544
6.25%, 11/15/44	2,500,000	2,613,525
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32	5,000,000	5,689,300
Connellsville Area School District GO, Series B, AGMC Insured, 5.00%, 11/15/37	1,000,000	1,019,540
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,		
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,770,200
Series HH1, 5.00%, 11/01/39	1,200,000	1,305,852
[a]Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%,		
11/01/37	2,000,000	2,225,460
11/01/42	4,500,000	4,983,120
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,		
Refunding, Series A, 6.00%, 6/01/36	10,000,000	11,283,300
Series A, 5.00%, 6/01/42	10,000,000	10,674,500
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	2,790,000	3,129,292
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,495,550
Delaware County Authority Hospital Revenue, Crozer-Keystone Obligated Group, Series A, 5.00%, 12/15/31	5,000,000	5,049,400
Delaware County Authority Revenue,		
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,141,094
Haverford College, 5.00%, 11/15/40	3,000,000	3,343,830
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	12,216,852
Delaware County Authority University Revenue, Neumann University,		
5.00%, 10/01/25	1,250,000	1,356,988
5.25%, 10/01/31	1,250,000	1,360,413
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,726,350
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,291,120
Erie Higher Education Building Authority College Revenue, Mercyhurst College Project, 5.50%, 3/15/38	2,000,000	2,152,540
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,793,787
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,550,760
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,458,515
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,754,900
General Authority of Southcentral Pennsylvania Revenue, WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,748,100
General Authority of Southcentral Revenue, Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%, 11/01/41	9,500,000	10,809,575
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	1,991,677
Lackawanna County GO, Series B, AGMC Insured, 5.00%,		
9/01/30	8,100,000	8,637,597
9/01/35	7,500,000	7,861,950

144 | Semiannual Report

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Communities Project, 5.875%, 6/01/21	$ 815,000	$ 816,320
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,		
12/01/32	1,700,000	1,838,703
12/01/35	2,500,000	2,674,150
Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31	1,410,000	1,418,559
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,667,535
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	12,142,687
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities, Refunding, 5.50%, 12/01/39	10,000,000	11,139,700
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%, 7/01/39	25,000,000	27,430,750
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,390,842
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,753,059
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,533,950
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,		
5.00%, 1/01/27	1,000,000	1,056,720
5.125%, 1/01/37	2,000,000	2,092,360
5.25%, 1/01/43	2,000,000	2,074,040
Series A, 5.00%, 1/01/41	2,000,000	2,108,020
Montgomery County GO, 5.00%, 9/15/22	645,000	646,729
Montgomery County Higher Education and Health Authority Revenue,		
Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000,000	5,653,700
Arcadia University, 5.625%, 4/01/40	5,750,000	6,284,232
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	5,000,000	5,464,850
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,780,350
Montour School District GO, AGMC Insured, 5.00%,		
4/01/32	5,000,000	5,437,300
4/01/37	12,500,000	13,416,125
Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27	5,000,000	5,115,050
Northampton Borough Municipal Authority Water Revenue, NATL Insured,		
5.00%, 5/15/34	445,000	457,696
Pre-Refunded, 5.00%, 5/15/34	1,955,000	2,107,842
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,		
Series A, 5.50%, 8/15/35	10,000,000	10,660,800
Series B, 5.50%, 8/15/33	2,200,000	2,343,968
Northampton County General Purpose Authority Revenue,		
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	22,063,400
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	22,290,800
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,556,816
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,		
4/01/30	1,000,000	1,088,350
4/01/31	2,000,000	2,171,360

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Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Norwin School District GO, AGMC Insured,		
5.00%, 4/01/37	$10,000,000	$ 10,645,500
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,478,170
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,948,778
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39	10,000,000	11,968,800
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/33	3,325,000	3,404,734
Pennsylvania Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	27,699,500
Pennsylvania Economic Development Financing Authority Water Facility Revenue, Pennsylvania American Water Co. Project, 6.20%, 4/01/39	12,000,000	14,187,600
Pennsylvania HFA, SFMR, Refunding, Series 105C,		
4.875%, 10/01/34	25,000,000	26,281,500
5.00%, 10/01/39	3,250,000	3,397,810
Pennsylvania State GO,		
First Series, 5.00%, 11/15/25	5,000,000	6,168,550
First Series, 5.00%, 11/15/26	12,545,000	15,383,055
First Series, 5.00%, 6/01/28	10,000,000	12,186,900
First Series, 5.00%, 11/15/29	15,000,000	18,171,750
Second Series, 5.00%, 4/15/23	10,000,000	12,215,100
Second Series A, 5.00%, 8/01/25	5,000,000	5,891,550
Pennsylvania State Higher Educational Facilities Authority Revenue,		
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,890,450
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,227,302
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,406,100
Drexel University, Series A, 5.00%, 5/01/20	1,485,000	1,492,767
Drexel University, Series A, 5.20%, 5/01/29	750,000	753,023
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	27,489,404
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,938,305
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,326,613
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,609,325
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,386,961
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,815,360
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	16,416,150
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,572,810
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,451,050
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,862,700
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,271,800
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	24,580,000	28,159,585
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	18,527,727
[a] Thomas Jefferson University, 5.00%, 3/01/42	1,080,000	1,201,230
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,627,227
University of Pennsylvania Health System, 5.00%, 8/15/42	3,600,000	3,983,112
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,994,200

146 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)		
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	$13,000,000	$ 14,396,720
[a]University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,448,450
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,501,750
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,606,607
Widener University, 5.00%, 7/15/31	500,000	523,400
Widener University, 5.00%, 7/15/39	5,750,000	6,006,335
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc., 5.00%, 7/01/42	5,500,000	5,723,410
Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,713,550
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,201,850
Pennsylvania State Public School Building Authority Revenue,		
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,053,960
Central Montgomery County Area, NATL RE, FGIC Insured, 5.00%, 5/15/24	2,500,000	2,599,850
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,		
5.00%, 12/01/24	1,655,000	1,709,714
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,290,350
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,855,950
Series A, 5.00%, 12/01/42	10,000,000	11,400,800
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,371,850
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,735,400
Series C, Sub Series C-1, 5.00%, 12/01/40	3,000,000	3,263,430
Series D, 5.125%, 12/01/40	16,860,000	18,372,005
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,803,000
Pennsylvania State University Revenue, 5.00%,		
3/01/28	5,980,000	6,867,312
9/01/35	1,000,000	1,083,210
3/01/40	1,500,000	1,664,760
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,470,800
Philadelphia Authority for IDR,		
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,633,703
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	6,046,080
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,270,560
Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,010,940
Philadelphia Gas Works Revenue,		
Ninth Series, 5.25%, 8/01/40	5,720,000	6,096,376
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	660,000	800,818
Philadelphia GO,		
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,591,750
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,640,100
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,440,800

Semiannual Report | 147

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Philadelphia Hospitals and Higher Education Facilities Authority Revenue,		
Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	$ 5,000,000	$ 5,564,650
Temple University Health System, Refunding, Series A, 5.50%, 7/01/30	5,000,000	5,194,400
Temple University Health System, Refunding, Series A, 5.00%, 7/01/34	4,000,000	4,035,480
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,075,750
Philadelphia Municipal Authority Revenue, Lease, 6.50%,		
4/01/34	3,250,000	3,763,988
4/01/39	2,500,000	2,786,050
Philadelphia RDAR, Neighborhood Transformation Initiative,		
Refunding, 5.00%, 4/15/26	3,000,000	3,424,890
Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	14,108,821
Philadelphia School District GO,		
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,414,700
Series E, 6.00%, 9/01/38	5,000,000	5,690,050
Philadelphia Water and Wastewater Revenue,		
Series A, 5.25%, 1/01/36	3,000,000	3,331,080
Series A, 5.00%, 1/01/41	15,000,000	16,656,900
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	12,445,477
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/31	2,765,000	2,774,788
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,910,000
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,990,536
Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30	430,000	430,370
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	465,000	494,895
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,292,380
Scranton School District GO,		
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,816,344
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,355,750
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,631,675
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,252,560
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	11,034,900
Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25	6,900,000	6,900,000
Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,616,643
State Public School Building Authority College Revenue,		
Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,097,020
Westmoreland County Community College Project, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 10/15/22	2,170,000	2,177,855
State Public School Building Authority School Lease Revenue, The School District of Philadelphia Project, AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	15,000,000	15,525,900
State Public School Building Authority School Revenue, The School District of the City of Harrisburg Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,409,650
Susquehanna Area Regional Airport Authority Airport System Revenue,		
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28	2,000,000	1,972,500
Series A, 6.50%, 1/01/38	4,000,000	4,238,600

148 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%,		
4/01/37	$ 2,000,000	$ 2,305,380
4/01/42	6,255,000	7,176,674
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,		
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,727,900
Series B, 5.00%, 9/15/31	10,000,000	11,581,300
Washington County GO, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27	5,000,000	5,000,000
Washington County IDA College Revenue, Washington Jefferson College, Refunding,		
5.25%, 11/01/30	7,525,000	8,290,518
5.00%, 11/01/36	8,470,000	8,937,459
West Mifflin Area School District GO, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,145,140
Whitehall-Coplay School District GO, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,780,180
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,606,965
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,399,394
		1,363,689,114
U.S. Territories 13.1%		
Puerto Rico 12.4%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,216,655
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.75%, 7/01/41	7,730,000	8,121,911
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,480,350
Series A, 5.00%, 7/01/28	5,000,000	5,177,000
Series A, 5.00%, 7/01/29	4,000,000	4,077,040
Series A, 5.00%, 7/01/33	13,960,000	14,059,395
Series A, 5.25%, 7/01/37	10,000,000	10,221,100
Series A, Pre-Refunded, 5.00%, 7/01/33	7,000,000	7,274,330
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	7,050,658
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	8,500,000	8,637,955
Series TT, 5.00%, 7/01/32	5,100,000	5,249,124
Series XX, 5.25%, 7/01/40	16,020,000	16,621,711
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	5,950,000	5,978,322
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	10,531,400
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.375%, 8/01/39	20,000,000	21,468,000
first sub., Series A, 6.00%, 8/01/42	34,000,000	38,086,460
first sub., Series A-1, 5.25%, 8/01/43	10,000,000	10,627,700
first sub., Series C, 5.50%, 8/01/40	15,000,000	16,278,300
Refunding, Series C, 5.00%, 8/01/46	6,250,000	6,738,313
		203,895,724

Semiannual Report | 149

Franklin Tax-Free Trust

Statement of Investments, August 31, 2012 (unaudited) (continued)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
U.S. Virgin Islands 0.7%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	$ 5,000,000	$ 5,194,000
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,030,640
		11,224,640
Total U.S. Territories		215,120,364
Total Municipal Bonds before Short Term Investments (Cost $1,458,973,502)		1,578,809,478
Short Term Investments 3.4%		
Municipal Bonds 3.4%		
Pennsylvania 3.4%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.16%, 11/15/32	10,200,000	10,200,000
Refunding, Series A, Daily VRDN and Put, 0.14%, 5/15/35	12,100,000	12,100,000
Series B, Daily VRDN and Put, 0.15%, 6/01/41	33,810,000	33,810,000
Total Short Term Investments (Cost $56,110,000)		56,110,000
Total Investments (Cost $1,515,083,502) 99.7%		1,634,919,478
Other Assets, less Liabilities 0.3%		4,873,569
Net Assets 100.0%		$1,639,793,047

See Abbreviations on page 175.

[a]Security purchased on a when-issued basis. See Note 1(b).

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

150 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 151

152 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 153

154 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 155

156 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 157

158 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 159

160 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, eight of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)
a	market-based approach which may use related or comparable assets or liabilities, recent trans-

actions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Arizona Tax-Free Income Fund		Franklin Colorado Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended August 31, 2012				
Shares sold	1,987,362	$ 22,890,585	1,660,708	$ 20,646,370
Shares issued in reinvestment of distributions	165,479	1,907,257	164,375	2,045,523
Shares redeemed	(795,117)	(9,150,943)	(629,727)	(7,827,592)
Net increase (decrease)	1,357,724	$ 15,646,899	1,195,356	$ 14,864,301
Year ended February 29, 2012				
Shares sold	2,384,055	$ 26,250,025	2,226,639	$ 26,427,372
Shares issued in reinvestment of distributions	295,639	3,224,883	313,678	3,685,894
Shares redeemed	(1,885,024)	(20,287,098)	(1,853,273)	(21,550,995)
Net increase (decrease)	794,670	$ 9,187,810	687,044	$ 8,562,271
Advisor Class Shares:				
Six Months ended August 31, 2012				
Shares sold	1,096,165	$ 12,485,002	775,963	$ 9,552,433
Shares issued in reinvestment of distributions	35,589	405,829	46,484	572,917
Shares redeemed	(188,828)	(2,146,191)	(408,618)	(5,028,645)
Net increase (decrease)	942,926	$ 10,744,640	413,829	$ 5,096,705
Year ended February 29, 2012				
Shares sold	1,585,630	$ 16,760,244	1,936,244	$ 21,890,555
Shares issued in reinvestment of distributions	45,706	496,031	67,652	794,781
Shares redeemed	(337,298)	(3,604,976)	(592,914)	(6,821,124)
Net increase (decrease)	1,294,038	$ 13,651,299	1,410,982	$ 15,864,212

	Franklin Connecticut Tax-Free Income Fund		Franklin Michigan Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2012				
Shares sold	2,935,982	$ 33,469,335	5,297,310	$ 64,888,452
Shares issued in reinvestment of distributions	516,851	5,888,819	1,530,752	18,753,325
Shares redeemed	(1,811,648)	(20,596,979)	(5,629,386)	(68,961,873)
Net increase (decrease)	1,641,185	$ 18,761,175	1,198,676	$ 14,679,904
Year ended February 29, 2012				
Shares sold	4,591,480	$ 50,365,218	8,202,399	$ 97,913,347
Shares issued in reinvestment of distributions	1,025,285	11,188,602	3,189,693	37,919,340
Shares redeemed	(6,583,505)	(71,220,048)	(14,427,904)	(170,397,096)
Net increase (decrease)	(966,740)	$ (9,666,228)	(3,035,812)	$ (34,564,409)

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Connecticut Tax-Free Income Fund		Franklin Michigan Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class B Shares:				
Six Months ended August 31, 2012				
Shares sold			5	$ 62
Shares issued in reinvestment of distributions			2,107	25,912
Shares redeemed			(106,881)	(1,313,719)
Net increase (decrease)			(104,769)	$ (1,287,745)
Year ended February 29, 2012				
Shares sold			806	$ 9,611
Shares issued in reinvestment of distributions			11,386	135,348
Shares redeemed			(454,572)	(5,382,870)
Net increase (decrease)			(442,380)	$ (5,237,911)
Class C Shares:				
Six Months ended August 31, 2012				
Shares sold	1,620,612	$ 18,578,099	1,787,653	$ 22,162,826
Shares issued in reinvestment of distributions	122,253	1,402,799	213,674	2,651,736
Shares redeemed	(583,701)	(6,679,934)	(980,481)	(12,167,386)
Net increase (decrease)	1,159,164	$ 13,300,964	1,020,846	$ 12,647,176
Year ended February 29, 2012				
Shares sold	1,927,334	$ 21,424,448	2,380,292	$ 28,854,862
Shares issued in reinvestment of distributions	216,821	2,380,108	432,521	5,205,384
Shares redeemed	(1,524,228)	(16,547,569)	(2,689,231)	(32,101,209)
Net increase (decrease)	619,927	$ 7,256,987	123,582	$ 1,959,037
Advisor Class Shares:				
Six Months ended August 31, 2012				
Shares sold	610,179	$ 6,939,194	614,595	$ 7,577,832
Shares issued in reinvestment of distributions	22,285	253,820	23,451	287,890
Shares redeemed	(213,449)	(2,423,638)	(157,713)	(1,934,482)
Net increase (decrease)	419,015	$ 4,769,376	480,333	$ 5,931,240
Year ended February 29, 2012				
Shares sold	869,767	$ 9,387,004	931,912	$ 10,928,946
Shares issued in reinvestment of distributions	28,244	309,126	32,713	391,627
Shares redeemed	(660,187)	(7,070,828)	(196,306)	(2,344,028)
Net increase (decrease)	237,824	$ 2,625,302	768,319	$ 8,976,545

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Minnesota Tax-Free Income Fund		Franklin Ohio Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2012				
Shares sold	5,679,046	$ 72,814,466	9,155,718	$ 118,704,349
Shares issued in reinvestment of distributions	993,578	12,744,352	1,714,489	22,258,887
Shares redeemed	(3,611,321)	(46,249,622)	(6,262,855)	(81,191,125)
Net increase (decrease)	3,061,303	$ 39,309,196	4,607,352	$ 59,772,111
Year ended February 29, 2012				
Shares sold	9,592,437	$ 118,824,268	10,998,367	$ 138,008,609
Shares issued in reinvestment of distributions	1,905,084	23,516,637	3,353,038	41,704,111
Shares redeemed	(10,724,362)	(131,434,127)	(16,074,356)	(198,372,862)
Net increase (decrease)	773,159	$ 10,906,778	(1,722,951)	$ (18,660,142)
Class B Shares:				
Six Months ended August 31, 2012				
Shares sold			58	$ 745
Shares issued in reinvestment of distributions			2,133	27,751
Shares redeemed			(109,857)	(1,428,229)
Net increase (decrease)			(107,666)	$ (1,399,733)
Year ended February 29, 2012				
Shares sold			1,525	$ 18,554
Shares issued in reinvestment of distributions			16,637	205,914
Shares redeemed			(783,676)	(9,724,645)
Net increase (decrease)			(765,514)	$ (9,500,177)
Class C Shares:				
Six Months ended August 31, 2012				
Shares sold	2,524,449	$ 32,657,988	3,886,276	$ 50,948,289
Shares issued in reinvestment of distributions	219,028	2,835,284	402,602	5,285,231
Shares redeemed	(1,111,658)	(14,363,086)	(1,538,506)	(20,138,459)
Net increase (decrease)	1,631,819	$ 21,130,186	2,750,372	$ 36,095,061
Year ended February 29, 2012				
Shares sold	3,534,891	$ 44,280,993	4,563,725	$ 58,007,731
Shares issued in reinvestment of distributions	407,935	5,079,113	753,517	9,469,766
Shares redeemed	(2,792,103)	(34,510,669)	(4,479,621)	(55,777,524)
Net increase (decrease)	1,150,723	$ 14,849,437	837,621	$ 11,699,973

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Minnesota Tax-Free Income Fund		Franklin Ohio Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Six Months ended August 31, 2012				
Shares sold	472,867	$ 6,062,960	490,304	$ 6,372,017
Shares issued in reinvestment of distributions	47,559	610,490	38,128	495,048
Shares redeemed	(243,991)	(3,138,565)	(224,934)	(2,919,257)
Net increase (decrease)	276,435	$ 3,534,885	303,498	$ 3,947,808
Year ended February 29, 2012				
Shares sold	2,311,423	$ 28,192,742	1,752,053	$ 21,428,434
Shares issued in reinvestment of distributions	57,558	716,632	57,614	719,414
Shares redeemed	(276,788)	(3,415,327)	(597,102)	(7,415,618)
Net increase (decrease)	2,092,193	$ 25,494,047	1,212,565	$ 14,732,230

	Franklin Oregon Tax-Free Income Fund		Franklin Pennsylvania Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2012				
Shares sold	8,751,235	$ 109,223,734	10,551,181	$ 114,238,965
Shares issued in reinvestment of distributions	1,425,639	17,792,571	1,875,984	20,315,491
Shares redeemed	(4,993,478)	(62,293,886)	(5,750,660)	(62,183,213)
Net increase (decrease)	5,183,396	$ 64,722,419	6,676,505	$ 72,371,243
Year ended February 29, 2012				
Shares sold	14,020,433	$ 168,343,834	18,549,942	$ 192,816,437
Shares issued in reinvestment of distributions	2,821,038	33,676,733	3,528,102	36,427,060
Shares redeemed	(12,313,371)	(145,472,006)	(15,781,411)	(160,831,128)
Net increase (decrease)	4,528,100	$ 56,548,561	6,296,633	$ 68,412,369
Class B Shares:				
Six Months ended August 31, 2012				
Shares sold			7,754	$ 83,995
Shares issued in reinvestment of distributions			3,247	35,210
Shares redeemed			(188,436)	(2,041,390)
Net increase (decrease)			(177,435)	$ (1,922,185)
Year ended February 29, 2012				
Shares sold			2,002	$ 20,429
Shares issued in reinvestment of distributions			20,815	213,110
Shares redeemed			(883,545)	(9,056,877)
Net increase (decrease)			(860,728)	$ (8,823,338)

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Oregon Tax-Free Income Fund		Franklin Pennsylvania Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended August 31, 2012				
Shares sold	2,741,225	$ 34,626,831	4,665,598	$ 51,038,623
Shares issued in reinvestment of distributions	261,678	3,308,230	395,984	4,332,935
Shares redeemed	(962,899)	(12,150,633)	(1,642,499)	(17,942,783)
Net increase (decrease)	2,040,004	$ 25,784,428	3,419,083	$ 37,428,775
Year ended February 29, 2012				
Shares sold	3,763,484	$ 45,795,030	5,569,811	$ 58,595,452
Shares issued in reinvestment of distributions	515,771	6,231,253	743,581	7,747,994
Shares redeemed	(2,945,240)	(35,269,792)	(3,843,525)	(39,685,598)
Net increase (decrease)	1,334,015	$ 16,756,491	2,469,867	$ 26,657,848
Advisor Class Shares:				
Six Months ended August 31, 2012				
Shares sold	541,235	$ 6,775,873	836,569	$ 9,054,157
Shares issued in reinvestment of distributions	48,744	608,876	66,576	721,726
Shares redeemed	(250,769)	(3,120,899)	(289,409)	(3,126,008)
Net increase (decrease)	339,210	$ 4,263,850	613,736	$ 6,649,875
Year ended February 29, 2012				
Shares sold	2,367,370	$ 27,879,404	2,467,396	$ 25,164,268
Shares issued in reinvestment of distributions	76,854	922,117	91,536	950,351
Shares redeemed	(539,212)	(6,449,046)	(719,336)	(7,387,052)
Net increase (decrease)	1,905,012	$ 22,352,475	1,839,596	$ 18,727,567

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Notes to Financial Statements (unaudited) (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

For the period ended August 31, 2012, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 29, 2012, the capital loss carryforwards were as follows:

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Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At August 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the period ended August 31, 2012, were as follows:

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Notes to Financial Statements (unaudited) (continued)

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended August 31, 2012, the Funds did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

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Notes to Financial Statements (unaudited) (continued)

8. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2012, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

176 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

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Semiannual Report and Shareholder Letter

FRANKLIN TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

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© 2012 Franklin Templeton Investments. All rights reserved.

TF3 S 10/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Account Fees and Services. N-A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

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(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

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By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date October 26, 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date October 26, 2012

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